UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01743
The Alger Funds II
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
10/31
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger Spectra Fund
Class A / SPECX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class A / SPECX)	$75	1.53%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$4,294,094,753
Total number of portfolio holdings[1]	79
Portfolio turnover rate	21.01%
Long portfolio exposure	110.3%
Short portfolio exposure	(9.4)%
Net portfolio exposure	100.9%
Other net assets	(0.9)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
Sector Allocation †
Communication Services	11.0%
Consumer Discretionary	14.8%
Consumer Staples	(0.2)%
Energy	1.0%
Financials	1.6%
Health Care	7.9%
Industrials	8.3%
Information Technology	55.9%
Market Indices	(3.5)%
Materials	1.2%
Real Estate	0.3%
Utilities	2.5%
Short-Term Investments and Other Net Assets	(0.8)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Spectra Fund
Alger Spectra Fund
Class C / ASPCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class C / ASPCX)	$113	2.31%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$4,294,094,753
Total number of portfolio holdings[1]	79
Portfolio turnover rate	21.01%
Long portfolio exposure	110.3%
Short portfolio exposure	(9.4)%
Net portfolio exposure	100.9%
Other net assets	(0.9)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
Sector Allocation †
Communication Services	11.0%
Consumer Discretionary	14.8%
Consumer Staples	(0.2)%
Energy	1.0%
Financials	1.6%
Health Care	7.9%
Industrials	8.3%
Information Technology	55.9%
Market Indices	(3.5)%
Materials	1.2%
Real Estate	0.3%
Utilities	2.5%
Short-Term Investments and Other Net Assets	(0.8)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Spectra Fund
Alger Spectra Fund
Class I / ASPIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class I / ASPIX)	$75	1.53%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$4,294,094,753
Total number of portfolio holdings[1]	79
Portfolio turnover rate	21.01%
Long portfolio exposure	110.3%
Short portfolio exposure	(9.4)%
Net portfolio exposure	100.9%
Other net assets	(0.9)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
Sector Allocation †
Communication Services	11.0%
Consumer Discretionary	14.8%
Consumer Staples	(0.2)%
Energy	1.0%
Financials	1.6%
Health Care	7.9%
Industrials	8.3%
Information Technology	55.9%
Market Indices	(3.5)%
Materials	1.2%
Real Estate	0.3%
Utilities	2.5%
Short-Term Investments and Other Net Assets	(0.8)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Spectra Fund
Alger Spectra Fund
Class Y / ASPYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Y / ASPYX)	$55	1.11%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$4,294,094,753
Total number of portfolio holdings[1]	79
Portfolio turnover rate	21.01%
Long portfolio exposure	110.3%
Short portfolio exposure	(9.4)%
Net portfolio exposure	100.9%
Other net assets	(0.9)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
Sector Allocation †
Communication Services	11.0%
Consumer Discretionary	14.8%
Consumer Staples	(0.2)%
Energy	1.0%
Financials	1.6%
Health Care	7.9%
Industrials	8.3%
Information Technology	55.9%
Market Indices	(3.5)%
Materials	1.2%
Real Estate	0.3%
Utilities	2.5%
Short-Term Investments and Other Net Assets	(0.8)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Spectra Fund
Alger Spectra Fund
Class Z / ASPZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Z / ASPZX)	$57	1.17%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$4,294,094,753
Total number of portfolio holdings[1]	79
Portfolio turnover rate	21.01%
Long portfolio exposure	110.3%
Short portfolio exposure	(9.4)%
Net portfolio exposure	100.9%
Other net assets	(0.9)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
Sector Allocation †
Communication Services	11.0%
Consumer Discretionary	14.8%
Consumer Staples	(0.2)%
Energy	1.0%
Financials	1.6%
Health Care	7.9%
Industrials	8.3%
Information Technology	55.9%
Market Indices	(3.5)%
Materials	1.2%
Real Estate	0.3%
Utilities	2.5%
Short-Term Investments and Other Net Assets	(0.8)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Spectra Fund
Alger Dynamic Opportunities Fund
Class A / SPEDX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class A / SPEDX)	$102	2.06%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$222,514,660
Total number of portfolio holdings[1]	141
Portfolio turnover rate	216.73%
Long portfolio exposure	100.6%
Short portfolio exposure	(38.3)%
Net portfolio exposure	62.3%
Other net assets	37.7%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.
Sector Allocation †
Communication Services	9.3%
Consumer Discretionary	(0.7)%
Consumer Staples	(1.6)%
Energy	1.7%
Financials	1.8%
Health Care	6.5%
Industrials	10.4%
Information Technology	32.1%
Market Indices	(2.9)%
Materials	(1.2)%
Real Estate	1.0%
Utilities	1.3%
Short-Term Investments, Derivatives and Other Net Assets	42.3%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Dynamic Opportunities Fund
Alger Dynamic Opportunities Fund
Class C / ADOCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class C / ADOCX)	$139	2.83%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$222,514,660
Total number of portfolio holdings[1]	141
Portfolio turnover rate	216.73%
Long portfolio exposure	100.6%
Short portfolio exposure	(38.3)%
Net portfolio exposure	62.3%
Other net assets	37.7%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.
Sector Allocation †
Communication Services	9.3%
Consumer Discretionary	(0.7)%
Consumer Staples	(1.6)%
Energy	1.7%
Financials	1.8%
Health Care	6.5%
Industrials	10.4%
Information Technology	32.1%
Market Indices	(2.9)%
Materials	(1.2)%
Real Estate	1.0%
Utilities	1.3%
Short-Term Investments, Derivatives and Other Net Assets	42.3%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Dynamic Opportunities Fund
Alger Dynamic Opportunities Fund
Class Z / ADOZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class Z / ADOZX)	$86	1.74%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$222,514,660
Total number of portfolio holdings[1]	141
Portfolio turnover rate	216.73%
Long portfolio exposure	100.6%
Short portfolio exposure	(38.3)%
Net portfolio exposure	62.3%
Other net assets	37.7%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.
Sector Allocation †
Communication Services	9.3%
Consumer Discretionary	(0.7)%
Consumer Staples	(1.6)%
Energy	1.7%
Financials	1.8%
Health Care	6.5%
Industrials	10.4%
Information Technology	32.1%
Market Indices	(2.9)%
Materials	(1.2)%
Real Estate	1.0%
Utilities	1.3%
Short-Term Investments, Derivatives and Other Net Assets	42.3%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Dynamic Opportunities Fund
Alger Emerging Markets Fund
Class A / AAEMX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class A / AAEMX)	$83	1.55%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$21,647,190
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.74%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Argentina	1.5%
Brazil	7.8%
China	19.0%
Greece	3.4%
Hungary	2.9%
India	8.0%
Mexico	3.8%
Peru	2.1%
Philippines	2.4%
Poland	1.7%
Singapore	0.8%
South Africa	1.7%
South Korea	18.9%
Taiwan	17.0%
Turkey	1.8%
United States	4.0%
Short-Term Investments and Net Other Assets	3.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Emerging Markets Fund
Alger Emerging Markets Fund
Class C / ACEMX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class C / ACEMX)	$122	2.30%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$21,647,190
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.74%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Argentina	1.5%
Brazil	7.8%
China	19.0%
Greece	3.4%
Hungary	2.9%
India	8.0%
Mexico	3.8%
Peru	2.1%
Philippines	2.4%
Poland	1.7%
Singapore	0.8%
South Africa	1.7%
South Korea	18.9%
Taiwan	17.0%
Turkey	1.8%
United States	4.0%
Short-Term Investments and Net Other Assets	3.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Emerging Markets Fund
Alger Emerging Markets Fund
Class I / AIEMX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class I / AIEMX)	$77	1.45%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$21,647,190
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.74%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Argentina	1.5%
Brazil	7.8%
China	19.0%
Greece	3.4%
Hungary	2.9%
India	8.0%
Mexico	3.8%
Peru	2.1%
Philippines	2.4%
Poland	1.7%
Singapore	0.8%
South Africa	1.7%
South Korea	18.9%
Taiwan	17.0%
Turkey	1.8%
United States	4.0%
Short-Term Investments and Net Other Assets	3.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Emerging Markets Fund
Alger Emerging Markets Fund
Class Z / AZEMX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class Z / AZEMX)	$53	0.99%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$21,647,190
Total number of portfolio holdings[1]	40
Portfolio turnover rate	28.74%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Argentina	1.5%
Brazil	7.8%
China	19.0%
Greece	3.4%
Hungary	2.9%
India	8.0%
Mexico	3.8%
Peru	2.1%
Philippines	2.4%
Poland	1.7%
Singapore	0.8%
South Africa	1.7%
South Korea	18.9%
Taiwan	17.0%
Turkey	1.8%
United States	4.0%
Short-Term Investments and Net Other Assets	3.2%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Emerging Markets Fund
Alger Responsible Investing Fund
Class A / SPEGX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class A / SPEGX)	$56	1.11%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$133,161,771
Total number of portfolio holdings[1]	59
Portfolio turnover rate	3.46%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	9.2%
Consumer Discretionary	10.7%
Consumer Staples	0.6%
Financials	6.1%
Health Care	4.6%
Industrials	7.1%
Information Technology	48.8%
Materials	0.4%
Real Estate	1.5%
Utilities	1.3%
Short-Term Investments and Other Net Assets	9.7%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Responsible Investing Fund
Alger Responsible Investing Fund
Class C / AGFCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class C / AGFCX)	$102	2.04%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$133,161,771
Total number of portfolio holdings[1]	59
Portfolio turnover rate	3.46%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	9.2%
Consumer Discretionary	10.7%
Consumer Staples	0.6%
Financials	6.1%
Health Care	4.6%
Industrials	7.1%
Information Technology	48.8%
Materials	0.4%
Real Estate	1.5%
Utilities	1.3%
Short-Term Investments and Other Net Assets	9.7%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Responsible Investing Fund
Alger Responsible Investing Fund
Class I / AGIFX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class I / AGIFX)	$56	1.11%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$133,161,771
Total number of portfolio holdings[1]	59
Portfolio turnover rate	3.46%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	9.2%
Consumer Discretionary	10.7%
Consumer Staples	0.6%
Financials	6.1%
Health Care	4.6%
Industrials	7.1%
Information Technology	48.8%
Materials	0.4%
Real Estate	1.5%
Utilities	1.3%
Short-Term Investments and Other Net Assets	9.7%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Responsible Investing Fund
Alger Responsible Investing Fund
Class Z / ALGZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class Z / ALGZX)	$47	0.94%(a)
(a)	Annualized.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2026.
Fund net assets	$133,161,771
Total number of portfolio holdings[1]	59
Portfolio turnover rate	3.46%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Communication Services	9.2%
Consumer Discretionary	10.7%
Consumer Staples	0.6%
Financials	6.1%
Health Care	4.6%
Industrials	7.1%
Information Technology	48.8%
Materials	0.4%
Real Estate	1.5%
Utilities	1.3%
Short-Term Investments and Other Net Assets	9.7%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Alger Responsible Investing Fund

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER FUNDS II
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
April 30, 2026 (UNAUDITED)

Table of Contents

THE ALGER FUNDS II

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—104.5%
AEROSPACE & DEFENSE—2.1%
Arxis, Inc., Cl. A*	45,000	$ 1,575,000
HEICO Corp., Cl. A	343,395	71,776,423
Rheinmetall AG	6,369	10,157,350
York Space Systems, Inc.*	134,781	4,469,338

		87,978,111
APPLICATION SOFTWARE—2.8%
Anthropic PBC, Series G(a),*,@	8,175	2,118,440
AppLovin Corp., Cl. A+,*	230,295	102,792,173
Palantir Technologies, Inc., Cl. A*	113,383	15,772,709

		120,683,322
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Blackstone, Inc.	139,737	17,548,172
AUTOMOBILE MANUFACTURERS—3.3%
Tesla, Inc.+,*	369,093	140,856,962
AUTOMOTIVE RETAIL—0.6%
Carvana Co.*	70,007	27,708,771
BIOTECHNOLOGY—4.7%
Abivax SA ADR*	280,615	32,938,588
Alnylam Pharmaceuticals, Inc.*	12,597	3,898,646
Arrowhead Pharmaceuticals, Inc.*	484,475	35,599,223
Ascendis Pharma A/S*	36,753	8,430,403
Biogen, Inc.*	105,355	19,941,595
Cogent Biosciences, Inc.*	339,731	12,158,972
Dianthus Therapeutics, Inc.*	243,368	21,367,710
Natera, Inc.*	294,154	60,642,789
Revolution Medicines, Inc.*	43,082	6,208,978

		201,186,904
BROADLINE RETAIL—10.6%
Alibaba Group Holding Ltd. ADR	111,518	14,706,994
Amazon.com, Inc.+,*	1,413,001	374,530,045
MercadoLibre, Inc.*	10,592	18,987,537
Sea Ltd., Cl. A ADR+,*	543,775	46,155,622

		454,380,198
BUILDING PRODUCTS—0.0%
Madison Air Solutions Corp., Cl. A*	33,736	1,288,040
COAL & CONSUMABLE FUELS—1.0%
Cameco Corp.	305,313	37,565,712
Centrus Energy Corp., Cl. A*	32,714	6,901,345

		44,467,057
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.4%
Rocket Cos., Inc., Cl. A*	1,111,813	16,254,706
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—104.5% (CONT.)
COMMUNICATIONS EQUIPMENT—0.8%
Arista Networks, Inc.*	209,887	$ 36,249,584
CONSTRUCTION & ENGINEERING—0.0%
SOLV Energy, Inc., Cl. A*	538	21,434
CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials, Inc.	23,093	14,296,183
CONSUMER FINANCE—0.6%
Figure Technology Solutions, Inc., Cl. A*	693,439	24,339,709
DIVERSIFIED METALS & MINING—0.4%
MP Materials Corp., Cl. A*	285,881	18,879,581
ELECTRIC UTILITIES—1.3%
Constellation Energy Corp.	124,114	38,847,682
NRG Energy, Inc.	97,953	15,239,528

		54,087,210
ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Vertiv Holdings Co., Cl. A	110,826	36,405,233
ENVIRONMENTAL & FACILITIES SERVICES—1.8%
GFL Environmental, Inc.+	1,936,651	77,679,072
HEALTH CARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	112,581	21,714,623
HEALTHCARE EQUIPMENT—1.1%
Intuitive Surgical, Inc.*	101,141	46,283,133
HEALTHCARE FACILITIES—0.2%
Tenet Healthcare Corp.*	35,788	6,338,771
HEALTHCARE TECHNOLOGY—0.5%
Veeva Systems, Inc., Cl. A*	143,109	22,320,711
HEAVY ELECTRICAL EQUIPMENT—2.0%
Forgent Power Solutions, Inc., Cl. A*	253,600	9,540,432
GE Vernova, Inc.	66,401	71,942,827
X-Energy, Inc., Cl. A*	187,564	5,951,406

		87,434,665
HOME FURNISHINGS—0.3%
Somnigroup International, Inc.	183,967	13,955,737
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.6%
Talen Energy Corp.*	178,987	66,658,339
INTERACTIVE MEDIA & SERVICES—10.6%
Alphabet, Inc., Cl. C+	561,844	214,590,698
Meta Platforms, Inc., Cl. A+	394,463	241,375,854

		455,966,552
INTERNET SERVICES & INFRASTRUCTURE—1.7%
Cloudflare, Inc., Cl. A*	131,226	26,897,393
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—104.5% (CONT.)
INTERNET SERVICES & INFRASTRUCTURE—1.7% (CONT.)
MongoDB, Inc., Cl. A*	68,023	$ 17,062,209
Shopify, Inc., Cl. A*	249,944	30,275,717

		74,235,319
INVESTMENT BANKING & BROKERAGE—0.3%
Robinhood Markets, Inc., Cl. A*	196,705	14,337,827
MOVIES & ENTERTAINMENT—0.8%
Netflix, Inc.+,*	213,670	20,001,649
Sphere Entertainment Co., Cl. A*	64,973	9,255,404
Spotify Technology SA*	6,873	3,069,138

		32,326,191
PHARMACEUTICALS—1.1%
AstraZeneca PLC	47,362	8,874,124
Johnson & Johnson	116,318	26,735,692
Merck & Co., Inc.	92,787	10,130,485

		45,740,301
SEMICONDUCTORS—25.8%
Astera Labs, Inc.*	402,576	78,397,650
Broadcom, Inc.+	397,422	165,895,865
Micron Technology, Inc.	53,905	27,877,510
NVIDIA Corp.+	3,354,412	669,440,003
Taiwan Semiconductor Manufacturing Co., Ltd. ADR+	423,382	167,684,675

		1,109,295,703
SPECIALTY CHEMICALS—0.6%
DuPont de Nemours, Inc.	577,807	26,382,668
SYSTEMS SOFTWARE—13.7%
Microsoft Corp.+	948,074	386,605,615
Nebius Group NV, Cl. A+,*	1,261,495	174,376,454
ServiceNow, Inc.*	299,348	26,435,422

		587,417,491
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—10.0%
Apple, Inc.+	963,992	261,579,229
IonQ, Inc.*	106,267	4,794,767
Samsung Electronics Co., Ltd.	155,231	23,375,878
Western Digital Corp.	323,939	140,757,974

		430,507,848
TRADING COMPANIES & DISTRIBUTORS—1.7%
QXO, Inc.*	3,640,977	73,074,408
TOTAL COMMON STOCKS (Cost $1,768,450,411)		4,488,300,536
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—3.3%
APPLICATION SOFTWARE—2.5%
Databricks, Inc., Series J(a),*,@	325,466	$ 55,957,369
Open AI Group PBC, Series C(a),*,@	14,609	10,046,418
SB Technology, Inc., Series E(a),*,@	1,146,050	41,211,958

		107,215,745
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.8%
Apptronik, Inc., Series A-X1(a),*,@	348,019	12,852,342
Figure AI, Inc., Series C(a),*,@	105,496	20,508,422

		33,360,764
TOTAL PREFERRED STOCKS (Cost $93,305,333)		140,576,509
REAL ESTATE INVESTMENT TRUSTS—0.6%
HEALTH CARE—0.6%
Welltower, Inc.	105,112	22,845,042
(Cost $22,154,314)		22,845,042
SPECIAL PURPOSE VEHICLES—1.8%
APPLICATION SOFTWARE—1.8%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares) (a),(b),*,@		39,704,207
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, B-2, and C preferred shares) (a),*,@		38,940,091

		78,644,298
TOTAL SPECIAL PURPOSE VEHICLES (Cost $64,236,986)		78,644,298
SHORT-TERM SECURITIES—0.1%
MONEY MARKET FUNDS—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(c)	4,285,760	4,285,760
(Cost $4,285,760)		4,285,760
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
PURCHASED CALL OPTIONS—0.0%
COMMON STOCKS—0.0%
Amazon.com, Inc., 10/16/2026, $300.00	$8,216,860	BNP Paribas	310	$ 393,700
TOTAL PURCHASED CALL OPTIONS (Cost $418,557)				393,700

Total Investments (Cost $1,952,851,361)			110.3%	$4,735,045,845
Affiliated Securities (Cost $40,240,452)				39,704,207
Unaffiliated Securities (Cost $1,912,610,909)				4,695,341,638
Securities Sold Short (Proceeds $392,638,958)			(9.4)%	(403,361,639)
Liabilities in Excess of Other Assets			(0.9)%	(37,589,453)
NET ASSETS			100.0%	$4,294,094,753

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
+	All or a portion of this security is held as collateral for securities sold short.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
2026 VDC LP	3/2/26, 4/1/26	$40,240,452	$39,704,207	0.9%
Anthropic PBC, Series G	3/31/26	2,118,440	2,118,440	0.0%
Apptronik, Inc., Series A-X1	1/29/26	12,865,288	12,852,342	0.3%
Databricks, Inc., Series J	12/17/24	30,105,605	55,957,369	1.3%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	23,996,534	38,940,091	0.9%
Figure AI, Inc., Series C	11/18/25	20,564,501	20,508,422	0.5%
Open AI Group PBC, Series C	3/31/26	10,046,418	10,046,418	0.2%
SB Technology, Inc., Series E	10/23/24, 12/18/24	19,723,521	41,211,958	1.0%
Total		$159,660,759	$221,339,247	5.1%
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(5.1)%
ADVERTISING—(0.2)%
Omnicom Group, Inc.	(82,224)	$(6,308,225)
The Trade Desk, Inc., Cl. A*	(185,000)	(4,364,150)

		(10,672,375)
AEROSPACE & DEFENSE—(0.1)%
Lockheed Martin Corp.	(5,892)	(3,051,879)
APPLICATION SOFTWARE—(0.1)%
SAP SE ADR	(24,129)	(4,089,624)
BREWERS—(0.2)%
Molson Coors Beverage Co., Cl. B	(117,042)	(5,002,375)
The Boston Beer Co., Inc., Cl. A*	(18,280)	(4,333,091)

		(9,335,466)
BUILDING PRODUCTS—(0.3)%
Advanced Drainage Systems, Inc.	(28,830)	(4,302,878)
Carlisle Cos., Inc.	(18,653)	(6,626,665)

		(10,929,543)
COMMUNICATIONS EQUIPMENT—(0.2)%
Motorola Solutions, Inc.	(15,807)	(6,939,747)
DATA PROCESSING & OUTSOURCED SERVICES—(0.1)%
Genpact Ltd.	(138,098)	(4,798,905)
DIVERSIFIED CAPITAL MARKETS—(0.1)%
Deutsche Bank AG	(125,977)	(3,911,586)
ELECTRONIC EQUIPMENT & INSTRUMENTS—(0.1)%
Zebra Technologies Corp., Cl.A*	(18,000)	(4,072,680)
HEALTHCARE EQUIPMENT—(0.1)%
ResMed, Inc.	(20,065)	(4,290,098)
HOME IMPROVEMENT RETAIL—(0.1)%
The Home Depot, Inc.	(11,777)	(3,872,278)
HUMAN RESOURCE & EMPLOYMENT SERVICES—(0.2)%
Paychex, Inc.	(92,498)	(8,568,090)
INTEGRATED TELECOMMUNICATION SERVICES—(0.1)%
Verizon Communications, Inc.	(123,425)	(5,928,103)
IT CONSULTING & OTHER SERVICES—(0.3)%
Accenture PLC, Cl. A	(33,134)	(5,921,377)
Capgemini SE	(26,452)	(3,216,998)
DXC Technology Co.*	(324,393)	(3,672,129)

		(12,810,504)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(5.1)% (CONT.)
METAL, GLASS & PLASTIC CONTAINERS—(0.2)%
Ball Corp.	(107,249)	$(6,550,769)
PASSENGER GROUND TRANSPORTATION—(0.3)%
Uber Technologies, Inc.*	(175,756)	(13,113,155)
SEMICONDUCTORS—(1.4)%
Allegro MicroSystems, Inc.*	(195,898)	(9,501,053)
Infineon Technologies AG	(162,740)	(10,945,129)
Marvell Technology, Inc.	(93,172)	(15,387,356)
QUALCOMM, Inc.	(79,239)	(14,229,740)
Skyworks Solutions, Inc.	(137,590)	(9,654,690)

		(59,717,968)
SYSTEMS SOFTWARE—(0.6)%
Fortinet, Inc.*	(98,813)	(8,330,924)
JFrog Ltd.*	(42,422)	(1,970,078)
Oracle Corp	(46,118)	(7,442,984)
Teradata Corp.*	(278,005)	(7,325,432)

		(25,069,418)
TECHNOLOGY DISTRIBUTORS—(0.1)%
CDW Corp.	(31,000)	(4,244,210)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.3)%
HP, Inc.	(260,759)	(5,439,433)
Logitech International SA	(54,728)	(5,433,396)
NetApp, Inc.	(36,294)	(4,020,286)

		(14,893,115)
TOTAL COMMON STOCKS (Proceeds $214,701,570)		$(216,859,513)
REAL ESTATE INVESTMENT TRUSTS—(0.2)%
TELECOM TOWER—(0.2)%
American Tower Corp.	(47,988)	(8,767,887)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $8,504,627)		$(8,767,887)

EXCHANGE TRADED FUNDS—(4.1)%
MARKET INDICES—(3.5)%
ARK Innovation ETF*	(27,054)	(2,051,775)
iShares Expanded Tech-Software Sector ETF*	(64,120)	(5,380,309)
iShares MSCI India ETF*	(179,480)	(8,869,902)
Roundhill Magnificent Seven ETF	(145,219)	(9,619,307)
SPDR Dow Jones Industrial Average ETF Trust	(78,512)	(38,992,985)
SPDR S&P 500 ETF Trust	(51,867)	(37,274,738)
State Street Financial Select Sector SPDR ETF	(155,387)	(8,100,324)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short April 30, 2026 (Unaudited) (Continued)

EXCHANGE TRADED FUNDS—(4.1)% (CONT.)
MARKET INDICES—(3.5)% (CONT.)
State Street SPDR Portfolio S&P 500 Value ETF	(707,705)	$(42,377,375)

		(152,666,715)
MULTI-UTILITIES—(0.3)%
Utilities Select Sector SPDR Fund	(252,000)	(11,806,200)
SEMICONDUCTORS—(0.3)%
iShares Semiconductor ETF	(28,739)	(13,261,324)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $169,432,761)		$(177,734,239)
Total Securities Sold Short (Proceeds $392,638,958)		$(403,361,639)

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—89.1%
AEROSPACE & DEFENSE—3.8%
AAR Corp.*	6,859	$ 757,028
Arxis, Inc., Cl. A*	8,545	299,075
Cadre Holdings, Inc.	14,505	430,073
HEICO Corp.+	3,268	882,099
HEICO Corp., Cl. A	3,424	715,685
Kratos Defense & Security Solutions, Inc.+,*	1,006	63,428
L3Harris Technologies, Inc.	3,081	987,615
Loar Holdings, Inc.*	4,862	272,855
Rheinmetall AG	559	891,499
StandardAero, Inc.*	316	7,856
TransDigm Group, Inc.+	2,434	2,823,391
VSE Corp.	1,675	287,564
York Space Systems, Inc.*	1,469	48,712

		8,466,880
AIR FREIGHT & LOGISTICS—0.3%
C.H. Robinson Worldwide, Inc.	3,832	696,696
APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Amer Sports, Inc.*	23,294	816,921
APPLICATION SOFTWARE—3.8%
Anthropic PBC, Series G(a),*,@	2,003	519,050
AppLovin Corp., Cl. A+,*	7,538	3,364,586
Datadog, Inc., Cl. A*	6,527	862,804
HubSpot, Inc.+,*	7,436	1,649,007
nCino, Inc.*	21,739	379,998
Palantir Technologies, Inc., Cl. A*	12,142	1,689,074

		8,464,519
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Hamilton Lane, Inc., Cl. A+	8,007	736,564
StepStone Group, Inc., Cl. A+	24,270	1,283,883

		2,020,447
BIOTECHNOLOGY—5.2%
Abivax SA ADR*	20,093	2,358,516
ACADIA Pharmaceuticals, Inc.+,*	49,154	1,103,507
Arrowhead Pharmaceuticals, Inc.*	32,135	2,361,280
Dianthus Therapeutics, Inc.*	9,159	804,160
Forte Biosciences, Inc.*	29,685	791,402
Ionis Pharmaceuticals, Inc.*	4,356	325,655
Natera, Inc.+,*	11,065	2,281,160
Palvella Therapeutics, Inc.*	9,233	1,184,779
Ultragenyx Pharmaceutical, Inc.*	9,679	238,975
Veracyte, Inc.*	6,650	218,918

		11,668,352
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—89.1% (CONT.)
BROADLINE RETAIL—5.1%
Amazon.com, Inc.+,*	35,890	$ 9,513,003
MercadoLibre, Inc.+,*	819	1,468,164
Ollie's Bargain Outlet Holdings, Inc.+,*	5,182	448,295

		11,429,462
CARGO GROUND TRANSPORTATION—0.6%
Old Dominion Freight Line, Inc.	3,609	766,660
RXO, Inc.*	12,538	250,384
XPO, Inc.*	1,484	326,673

		1,343,717
COMMUNICATIONS EQUIPMENT—5.9%
Applied Optoelectronics, Inc.*	32,393	5,324,113
Arista Networks, Inc.+,*	30,467	5,261,956
F5, Inc.*	2,659	861,250
Lumentum Holdings, Inc.*	1,876	1,692,752

		13,140,071
CONSTRUCTION & ENGINEERING—2.0%
Cardinal Infrastructure Group, Inc., Cl. A*	32,535	1,725,331
Everus Construction Group, Inc.*	2,749	405,285
Legence Corp., Cl. A*	18,963	1,649,022
Sterling Infrastructure, Inc.*	643	331,544
Tutor Perini Corp.	3,876	360,158

		4,471,340
CONSUMER FINANCE—0.4%
Upstart Holdings, Inc.+,*	29,476	930,852
CONSUMER STAPLES MERCHANDISE RETAIL—0.7%
Walmart, Inc.+	12,519	1,651,632
DATA PROCESSING & OUTSOURCED SERVICES—0.0%
Verra Mobility Corp.*	4,228	62,701
DIVERSIFIED SUPPORT SERVICES—0.7%
Cintas Corp.	8,384	1,464,769
EDUCATION SERVICES—0.5%
Stride, Inc.*	10,808	1,050,105
ELECTRIC UTILITIES—0.5%
NRG Energy, Inc.	6,825	1,061,834
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Enovix Corp.+,*	95,076	634,157
Vicor Corp*	4,339	1,168,362

		1,802,519
ELECTRONIC COMPONENTS—0.4%
Corning, Inc.	5,116	840,252
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—89.1% (CONT.)
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
Mirion Technologies, Inc., Cl. A*	87,350	$ 1,725,162
Novanta, Inc.*	1,960	253,879

		1,979,041
ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Casella Waste Systems, Inc., Cl. A+,*	3,845	304,716
Montrose Environmental Group, Inc.+,*	8,666	182,420
Waste Connections, Inc.+	707	116,457

		603,593
FINANCIAL EXCHANGES & DATA—0.8%
Miami International Holdings, Inc.*	460	21,386
S&P Global, Inc.	3,888	1,676,622

		1,698,008
HEALTH CARE DISTRIBUTORS—1.3%
Cardinal Health, Inc.	8,237	1,588,753
McKesson Corp.+	1,537	1,252,962

		2,841,715
HEALTHCARE EQUIPMENT—1.6%
Artivion, Inc.*	30,590	1,096,040
Glaukos Corp.*	1,409	202,431
Impulse Dynamics PLC, Series A(a),*,@	3,485,265	132,440
Inmode Ltd.*	3,885	56,216
Insulet Corp.*	4,661	802,345
Intuitive Surgical, Inc.+,*	2,630	1,203,514

		3,492,986
HEALTHCARE SERVICES—0.2%
RadNet, Inc.*	9,503	537,395
HEALTHCARE SUPPLIES—0.2%
Neogen Corp.*	40,684	382,430
HEALTHCARE TECHNOLOGY—0.0%
Waystar Holding Corp.*	1,442	30,823
HEAVY ELECTRICAL EQUIPMENT—1.9%
Forgent Power Solutions, Inc., Cl. A*	39,625	1,490,692
GE Vernova, Inc.+	2,476	2,682,647
X-Energy, Inc., Cl. A*	2,352	74,629

		4,247,968
HOTELS RESORTS & CRUISE LINES—0.3%
Airbnb, Inc., Cl. A*	4,952	695,063
HOUSEHOLD APPLIANCES—0.4%
SharkNinja, Inc.*	6,779	783,178
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—89.1% (CONT.)
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.1%
First Advantage Corp.*	16,959	$ 216,397
Paylocity Holding Corp.*	491	51,795

		268,192
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.8%
Talen Energy Corp.+,*	4,826	1,797,299
INTERACTIVE HOME ENTERTAINMENT—0.4%
Take-Two Interactive Software, Inc.+,*	4,076	871,286
INTERACTIVE MEDIA & SERVICES—9.4%
Alphabet, Inc., Cl. A+	49,906	19,203,829
Meta Platforms, Inc., Cl. A+	2,761	1,689,483

		20,893,312
INTERNET SERVICES & INFRASTRUCTURE—4.3%
Cloudflare, Inc., Cl. A*	6,891	1,412,448
DigitalOcean Holdings, Inc.*	11,232	1,083,102
Twilio, Inc., Cl. A+,*	25,924	3,838,307
VeriSign, Inc.+	12,312	3,307,742

		9,641,599
INVESTMENT BANKING & BROKERAGE—0.1%
Piper Sandler Cos.	2,586	225,499
LEISURE FACILITIES—0.1%
Planet Fitness, Inc., Cl. A+,*	4,317	287,814
MANAGED HEALTHCARE—0.2%
Progyny, Inc.+,*	25,947	482,095
MOVIES & ENTERTAINMENT—3.7%
Madison Square Garden Sports Corp., Cl. A+,*	8,993	3,079,743
Netflix, Inc.+,*	31,181	2,918,853
Roku, Inc., Cl. A*	7,366	858,581
Spotify Technology SA*	3,331	1,487,458

		8,344,635
OIL & GAS EQUIPMENT & SERVICES—1.7%
Baker Hughes Co., Cl. A	49,115	3,421,842
Solaris Energy Infrastructure, Inc., Cl. A	3,648	269,368

		3,691,210
PASSENGER AIRLINES—0.4%
Joby Aviation, Inc.*	91,892	844,487
PHARMACEUTICALS—2.1%
Eli Lilly & Co.+	800	747,680
Johnson & Johnson+	8,492	1,951,886
Nektar Therapeutics*	8,583	729,898
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—89.1% (CONT.)
PHARMACEUTICALS—2.1% (CONT.)
Teva Pharmaceutical Industries Ltd. ADR*	36,395	$ 1,276,373

		4,705,837
PROPERTY & CASUALTY INSURANCE—0.1%
Neptune Insurance Holdings, Inc., Cl. A*	844	21,210
Palomar Holdings, Inc.*	2,093	251,955

		273,165
REAL ESTATE SERVICES—1.1%
FirstService Corp.+	17,723	2,371,515
RESEARCH & CONSULTING SERVICES—0.6%
Verisk Analytics, Inc.	6,844	1,262,650
RESTAURANTS—0.6%
First Watch Restaurant Group, Inc.*	17,039	223,552
McDonald's Corp.	3,468	1,018,170
Wingstop, Inc.	1,107	181,614

		1,423,336
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.5%
Lam Research Corp.	13,165	3,394,727
SEMICONDUCTORS—10.4%
Astera Labs, Inc.+,*	26,215	5,105,109
GlobalFoundries, Inc.*	19,787	1,278,240
Impinj, Inc.*	3,942	571,275
Micron Technology, Inc.	1,741	900,375
NVIDIA Corp.+	45,780	9,136,315
Renesas Electronics Corp. ADR	86,561	889,847
Semtech Corp.*	9,934	1,043,567
Silicon Motion Technology Corp. ADR	5,154	1,127,592
Taiwan Semiconductor Manufacturing Co., Ltd. ADR+	8,010	3,172,441

		23,224,761
SYSTEMS SOFTWARE—6.6%
Crowdstrike Holdings, Inc., Cl. A+,*	5,573	2,484,165
Microsoft Corp.+	4,190	1,708,598
Nebius Group NV, Cl. A+,*	39,499	5,459,947
Palo Alto Networks Inc+,*	13,975	2,505,997
ServiceNow, Inc.+,*	28,612	2,526,725

		14,685,432
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.2%
Apple, Inc.	3,157	856,652
Western Digital Corp.+	14,311	6,218,416

		7,075,068
TRADING COMPANIES & DISTRIBUTORS—1.1%
QXO, Inc.+,*	83,289	1,671,610
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—89.1% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—1.1% (CONT.)
SiteOne Landscape Supply, Inc.+,*	2,386	$ 300,755
Xometry, Inc., Cl. A*	7,455	382,218

		2,354,583
TRANSACTION & PAYMENT PROCESSING SERVICES—0.7%
Block, Inc., Cl. A*	9,750	687,472
Mastercard, Inc., Cl. A	1,578	793,608

		1,481,080
TOTAL COMMON STOCKS (Cost $159,760,584)		198,274,851
PREFERRED STOCKS—3.1%
APPLICATION SOFTWARE—2.2%
Open AI Group PBC, Series C(a),*,@	1,166	801,843
SB Technology, Inc., Series E(a),*,@	114,903	4,131,912

		4,933,755
HEALTHCARE EQUIPMENT—0.3%
Impulse Dynamics PLC, Series F-3(a),*,@	13,695,990	780,671
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.6%
Apptronik, Inc., Series A-X1(a),*,@	12,005	443,345
Figure AI, Inc., Series C(a),*,@	4,029	783,237

		1,226,582
TOTAL PREFERRED STOCKS (Cost $4,725,023)		6,941,008
REAL ESTATE INVESTMENT TRUSTS—1.5%
DATA CENTER—0.8%
Equinix, Inc.	1,607	1,740,108
HEALTH CARE—0.7%
Welltower, Inc.	7,291	1,584,626
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,087,000)		3,324,734
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	126,108	—
(Cost $67,639)		—
SPECIAL PURPOSE VEHICLES—2.3%
APPLICATION SOFTWARE—2.3%
2026 VDC LP (invested in VAST Data, Inc. ordinary shares, and Series B and Series F preferred shares) (a),(b),*,@		1,617,095
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLES—2.3% (CONT.)
APPLICATION SOFTWARE—2.3% (CONT.)
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, B-2, and C preferred shares) (a),*,@		$ 3,522,284

		5,139,379
TOTAL SPECIAL PURPOSE VEHICLES (Cost $4,022,885)		5,139,379
SHORT-TERM SECURITIES—4.3%
MONEY MARKET FUNDS—0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(c)	1,586,005	1,586,005
(Cost $1,586,005)		1,586,005
U.S. TREASURY OBLIGATIONS—3.6%
United States Treasury Bill, 0.00%, 5/12/26	8,000,000	7,991,225
(Cost $7,991,224)		7,991,225
TOTAL SHORT-TERM SECURITIES (Cost $9,577,229)		9,577,230

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
PURCHASED PUT OPTIONS—0.3%
EXCHANGE-TRADED OPTIONS PURCHASED—0.3%
Invesco QQQ Trust Series 1, 6/18/2026, $640	$16,693,500	BNP Paribas	250	234,250
S&P 500 Index, 6/18/2026, $6,940	$16,580,723	BNP Paribas	23	164,450
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
Purchased Put Options—0.3% (CONT.)
EXCHANGE-TRADED OPTIONS PURCHASED—0.3% (CONT.)
Trump Media & Technology Group Corp., 1/15/2027, $30	$109,800	Bank of America	120	$ 243,000

				641,700
TOTAL PURCHASED PUT OPTIONS (Cost $724,253)				641,700

Total Investments (Cost $181,964,613)			100.6%	$223,898,902
Affiliated Securities (Cost $1,638,935)				1,617,095
Unaffiliated Securities (Cost $180,325,678)				222,281,807
Securities Sold Short (Proceeds $88,827,792)			(38.3)%	(85,319,337)
Other Assets in Excess of Liabilities			37.7%	83,935,095
NET ASSETS			100.0%	$222,514,660

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
2026 VDC LP	3/2/26, 4/1/26	$1,638,935	$1,617,095	0.7%
Anthropic PBC, Series G	3/31/26	519,050	519,050	0.2%
Apptronik, Inc., Series A-X1	1/29/26	443,791	443,345	0.2%
Disruptive Technology Solutions LI, LLC	11/4/25, 4/28/26	2,383,950	3,522,284	1.6%
Figure AI, Inc., Series C	11/18/25	785,380	783,237	0.4%
Impulse Dynamics PLC, Series A	2/11/22	3,485,265	132,440	0.1%
Impulse Dynamics PLC, Series F-3	6/2/23	716,529	780,671	0.3%
Open AI Group PBC, Series C	3/31/26	801,843	801,843	0.4%
SB Technology, Inc., Series E	10/23/24	1,977,480	4,131,912	1.8%
Tolero CDR	2/6/17	67,639	—	0.0%
Total		$12,819,862	$12,731,877	5.7%
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

Over the counter - Contracts for difference outstanding as of April 30, 2026:

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
(6,900)	Goldman Sachs & Co.	Goldman Sachs Biotech High Cash Percentage of Market Cap Basket	$(186,601)	$—	$(186,601)	$(186,601)
(10,699)	Goldman Sachs & Co.	Goldman Sachs U.S. Momentum Short Basket	(416,827)	—	(416,827)	(416,827)
(5,949)	BNP Paribas	SES AI Corp.	2,293	2,293	—	2,293
Total			$(601,135)	$2,293	$(603,428)	$(601,135)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(34.2)%
ADVERTISING—(1.2)%
The Trade Desk, Inc., Cl.A*	(108,689)	$(2,563,973)
AEROSPACE & DEFENSE—0.0%
General Dynamics Corp.	(178)	(61,285)
APPLICATION SOFTWARE—(2.7)%
Aurora Innovation, Inc., Cl. A*	(84,923)	(499,347)
Blackbaud, Inc.*	(24,783)	(921,184)
D-Wave Quantum, Inc.*	(7,499)	(152,080)
Figma, Inc., Cl. A*	(42,827)	(758,038)
Klaviyo, Inc., Cl. A*	(46,273)	(929,625)
PAR Technology Corp.*	(26,550)	(356,832)
Porch Group Inc*	(29,322)	(282,371)
Procore Technologies, Inc.*	(24,257)	(1,372,461)
Tyler Technologies, Inc.*	(2,819)	(961,674)

		(6,233,612)
AUTOMOBILE MANUFACTURERS—0.0%
Fisker, Inc.(a),*	(55,316)	—
Lucid Group, Inc.*	(5,132)	(32,691)

		(32,691)
AUTOMOTIVE PARTS & EQUIPMENT—(0.5)%
Patrick Industries Inc	(11,165)	(1,038,345)
QuantumScape Corp., Cl. A*	(5,750)	(41,917)

		(1,080,262)
BREWERS—(1.1)%
Molson Coors Beverage Co., Cl. B	(36,614)	(1,564,882)
The Boston Beer Co., Inc., Cl. A*	(3,643)	(863,537)

		(2,428,419)
BROADLINE RETAIL—(0.4)%
Coupang, Inc., Cl.A*	(41,500)	(829,170)
BUILDING PRODUCTS—(0.3)%
A.O. Smith Corp.	(12,178)	(753,088)
CASINOS & GAMING—(0.8)%
DraftKings, Inc., Cl. A*	(34,733)	(809,974)
Flutter Entertainment PLC*	(7,434)	(802,352)

		(1,612,326)
CONSTRUCTION & ENGINEERING—(0.1)%
Ameresco, Inc., Cl.A*	(7,647)	(226,275)
CONSUMER STAPLES MERCHANDISE RETAIL—(0.4)%
Target Corp.	(7,463)	(968,324)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(34.2)% (CONT.)
DISTRIBUTORS—(0.3)%
Pool Corp.	(3,672)	$(783,311)
EDUCATION SERVICES—(0.7)%
Duolingo, Inc., Cl.A*	(13,983)	(1,539,528)
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.0%
SmartRent, Inc.*	(11,841)	(16,104)
FERTILIZERS & AGRICULTURAL CHEMICALS—(0.5)%
CF Industries Holdings, Inc.	(9,871)	(1,225,978)
FOOD RETAIL—(0.5)%
Maplebear, Inc.*	(24,469)	(1,036,262)
FOOTWEAR—(0.7)%
Birkenstock Holding PLC*	(22,445)	(869,519)
On Holding AG, Cl. A*	(17,984)	(640,410)

		(1,509,929)
HEALTHCARE EQUIPMENT—(2.5)%
Beta Bionics, Inc.*	(14,648)	(149,410)
Kestra Medical Technologies Ltd.*	(30,143)	(624,563)
ResMed, Inc.	(12,305)	(2,630,932)
Stryker Corp.	(6,241)	(1,966,726)

		(5,371,631)
HEALTHCARE FACILITIES—(1.4)%
Encompass Health Corp.	(12,389)	(1,238,900)
HCA Healthcare, Inc.	(1,760)	(764,632)
US Physical Therapy, Inc.	(14,871)	(1,059,113)

		(3,062,645)
HEALTHCARE SERVICES—0.0%
Chrome Holding Co., Cl. A(a),*	(3,023)	—
DocGo, Inc.*	(4,671)	(3,296)

		(3,296)
HEALTHCARE TECHNOLOGY—0.0%
Simulations Plus, Inc.*	(3,173)	(44,961)
HOMEFURNISHING RETAIL—(0.4)%
RH*	(6,269)	(827,257)
HOTELS RESORTS & CRUISE LINES—(1.5)%
Booking Holdings, Inc.	(7,129)	(1,200,238)
Expedia Group, Inc.	(5,564)	(1,381,931)
MakeMyTrip Ltd.*	(17,370)	(820,038)

		(3,402,207)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(34.2)% (CONT.)
HOUSEHOLD PRODUCTS—(0.3)%
The Clorox Co.	(5,864)	$(565,524)
HUMAN RESOURCE & EMPLOYMENT SERVICES—(0.3)%
Robert Half, Inc.	(22,315)	(593,802)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.5)%
Symbotic, Inc.*	(18,516)	(1,094,296)
Velo3D, Inc.*	(751)	(10,518)

		(1,104,814)
INTEGRATED TELECOMMUNICATION SERVICES—(2.0)%
AT&T, Inc.	(50,306)	(1,314,496)
Comcast Corp., Cl. A	(67,403)	(1,822,577)
Verizon Communications, Inc.	(27,695)	(1,330,191)

		(4,467,264)
INTERACTIVE MEDIA & SERVICES—(0.5)%
Reddit, Inc., Cl. A*	(5,230)	(770,013)
Rumble, Inc.*	(45,875)	(345,439)
Trump Media & Technology Group Corp.*	(2,738)	(25,053)

		(1,140,505)
INTERNET SERVICES & INFRASTRUCTURE—(0.9)%
CoreWeave, Inc., Cl. A*	(9,139)	(1,019,912)
Wix.com Ltd.*	(12,305)	(919,060)

		(1,938,972)
IT CONSULTING & OTHER SERVICES—(2.0)%
Capgemini SE	(13,390)	(1,628,444)
Grid Dynamics Holdings, Inc.*	(25,767)	(146,614)
Infosys Ltd. ADR	(168,328)	(2,097,367)
International Business Machines Corp.	(251)	(57,976)
Wipro Ltd.	(313,976)	(640,511)

		(4,570,912)
LIFE SCIENCES TOOLS & SERVICES—(0.1)%
Medpace Holdings, Inc.*	(344)	(144,019)
MANAGED HEALTHCARE—(0.8)%
Clover Health Investments Corp., Cl. A*	(227,492)	(625,603)
Humana, Inc.	(5,175)	(1,223,577)

		(1,849,180)
METAL, GLASS & PLASTIC CONTAINERS—(0.6)%
Ball Corp.	(23,552)	(1,438,556)
OTHER SPECIALTY RETAIL—(0.7)%
Tractor Supply Co.	(34,642)	(1,215,934)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(34.2)% (CONT.)
OTHER SPECIALTY RETAIL—(0.7)% (CONT.)
Ulta Beauty, Inc.*	(854)	$(459,008)

		(1,674,942)
PACKAGED FOODS & MEATS—0.0%
Vital Farms, Inc.*	(6,185)	(84,425)
PASSENGER GROUND TRANSPORTATION—(1.4)%
Grab Holdings Ltd., Cl. A*	(202,648)	(774,115)
Lyft, Inc., Cl. A*	(121,078)	(1,713,254)
Uber Technologies, Inc.*	(10,493)	(782,883)

		(3,270,252)
REAL ESTATE OPERATING COMPANIES—0.0%
Seritage Growth Properties, Cl.A*	(31,596)	(81,518)
REAL ESTATE SERVICES—(0.4)%
Opendoor Technologies, Inc.*	(1,450)	(7,801)
Zillow Group, Inc., Cl. A*	(19,099)	(852,006)

		(859,807)
REGIONAL BANKS—(0.5)%
Atlantic Union Bankshares Corp.	(1,921)	(72,326)
Bank OZK	(11,883)	(572,285)
Eagle Bancorp, Inc.	(14,486)	(374,463)

		(1,019,074)
RESTAURANTS—(2.2)%
Cava Group, Inc.*	(9,357)	(874,037)
Chipotle Mexican Grill, Inc.*	(25,557)	(868,682)
Domino's Pizza, Inc.	(3,161)	(1,072,907)
Dutch Bros, Inc., Cl. A*	(17,901)	(1,029,486)
Starbucks Corp.	(8,175)	(861,073)

		(4,706,185)
SEMICONDUCTORS—(0.5)%
indie Semiconductor, Inc., Cl. A*	(44,536)	(200,857)
ON Semiconductor Corp.*	(8,964)	(903,661)
Rigetti Computing, Inc.*	(6,260)	(109,237)

		(1,213,755)
SYSTEMS SOFTWARE—(2.2)%
JFrog Ltd.*	(19,258)	(894,342)
Oracle Corp	(13,732)	(2,216,207)
Rubrik, Inc., Cl. A*	(16,381)	(871,142)
Zscaler, Inc.*	(7,700)	(1,006,236)

		(4,987,927)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(34.2)% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(1.0)%
HP, Inc.	(86,324)	$(1,800,719)
IonQ, Inc.*	(3,646)	(164,508)
Quantum Computing, Inc.*	(15,834)	(142,823)

		(2,108,050)
TRANSACTION & PAYMENT PROCESSING SERVICES—(0.7)%
Chime Financial, Inc., Cl. A*	(35,215)	(769,800)
Toast, Inc., Cl. A*	(29,801)	(849,925)

		(1,619,725)
WIRELESS TELECOMMUNICATION SERVICES—(0.6)%
T-Mobile US, Inc.	(6,725)	(1,314,737)
TOTAL COMMON STOCKS (Proceeds $80,723,052)		$(76,366,479)
REAL ESTATE INVESTMENT TRUSTS—(1.2)%
HOTEL & RESORT—(0.7)%
Park Hotels & Resorts, Inc.	(57,554)	(660,144)
Pebblebrook Hotel Trust	(57,841)	(812,666)

		(1,472,810)
OFFICE—(0.1)%
Easterly Government Properties, Inc.	(8,388)	(196,363)
Empire State Realty Trust, Inc.	(6,857)	(38,193)

		(234,556)
TELECOM TOWER—(0.4)%
Crown Castle, Inc.	(9,579)	(850,424)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $2,472,949)		$(2,557,790)

EXCHANGE TRADED FUNDS—(2.9)%
MARKET INDICES—(2.9)%
iShares Russell 2000 Growth ETF	(17,770)	(6,395,068)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $5,631,791)		$(6,395,068)
Total Securities Sold Short (Proceeds $88,827,792)		$(85,319,337)

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.8%
ARGENTINA—1.5%
AIRPORT SERVICES—1.5%
Corp. America Airports SA *	12,757	$ 318,287
(Cost $281,182)
BRAZIL—7.8%
AEROSPACE & DEFENSE—1.7%
Embraer SA ADR	5,793	363,221
BROADLINE RETAIL—1.2%
MercadoLibre, Inc. *	140	250,968
DIVERSIFIED BANKS—2.0%
NU Holdings Ltd., Cl. A *	30,168	436,833
DRUG RETAIL—1.4%
Raia Drogasil SA	70,269	310,206
ENVIRONMENTAL & FACILITIES SERVICES—1.5%
Orizon Valorizacao de Residuos SA *	20,302	330,618

TOTAL BRAZIL (Cost $1,151,523)		1,691,846
CHINA—19.0%
BROADLINE RETAIL—2.1%
Alibaba Group Holding Ltd.	27,353	450,805
COMMUNICATIONS EQUIPMENT—2.6%
Zhongji Innolight Co., Ltd., Cl. A	4,400	555,601
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—3.8%
Weichai Power Co., Ltd., Cl. H	168,067	835,442
ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
Contemporary Amperex Technology Co., Ltd., Cl. A	6,243	400,746
INTERACTIVE MEDIA & SERVICES—5.5%
Tencent Holdings Ltd.	19,493	1,183,854
PHARMACEUTICALS—0.9%
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Cl. H *	23,394	195,066
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.3%
NAURA Technology Group Co., Ltd., Cl. A	3,516	278,159
SEMICONDUCTORS—1.0%
Cambricon Technologies Corp., Ltd., Cl. A *	888	223,346

TOTAL CHINA (Cost $3,442,724)		4,123,019
GREECE—3.4%
DIVERSIFIED BANKS—2.0%
National Bank of Greece SA	26,778	424,383
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.8% (CONT.)
GREECE—3.4% (CONT.)
INDUSTRIAL CONGLOMERATES—1.4%
Metlen Energy & Metals PLC *	7,328	$ 301,330

TOTAL GREECE (Cost $574,462)		725,713
HUNGARY—2.9%
DIVERSIFIED BANKS—2.9%
OTP Bank Nyrt	4,698	630,138
(Cost $401,816)
INDIA—8.0%
AEROSPACE & DEFENSE—2.4%
Bharat Electronics Ltd.	112,274	512,555
CONSUMER FINANCE—1.3%
Bajaj Finance Ltd.	29,542	293,430
FINANCIAL EXCHANGES & DATA—1.5%
Multi Commodity Exchange of India Ltd.	10,287	324,102
MOTORCYCLE MANUFACTURERS—1.6%
TVS Motor Co., Ltd.	9,630	356,617
REAL ESTATE DEVELOPMENT—1.2%
Godrej Properties Ltd. *	13,057	253,548

TOTAL INDIA (Cost $1,388,872)		1,740,252
MEXICO—3.8%
CONSUMER FINANCE—2.0%
Gentera SAB de CV	160,244	418,761
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.8%
Arca Continental SAB de CV	32,790	394,171

TOTAL MEXICO (Cost $758,005)		812,932
PERU—2.1%
DIVERSIFIED BANKS—2.1%
Credicorp Ltd.	1,408	456,431
(Cost $368,088)
PHILIPPINES—2.4%
MARINE PORTS & SERVICES—2.4%
International Container Terminal Services, Inc.	45,242	524,340
(Cost $202,415)
POLAND—1.7%
BROADLINE RETAIL—1.7%
Pepco Group NV	42,219	376,530
(Cost $362,463)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.8% (CONT.)
SINGAPORE—0.8%
BROADLINE RETAIL—0.8%
Sea Ltd., Cl. A ADR*	2,103	$ 178,503
(Cost $337,732)
SOUTH AFRICA—1.7%
DIVERSIFIED BANKS—1.7%
Capitec Bank Holdings Ltd.	1,373	356,430
(Cost $403,849)
SOUTH KOREA—18.9%
AEROSPACE & DEFENSE—1.7%
Hanwha Aerospace Co., Ltd.	380	365,009
HEAVY ELECTRICAL EQUIPMENT—3.1%
HD Hyundai Electric Co., Ltd.	774	665,577
INDUSTRIAL CONGLOMERATES—2.8%
SK Square Co., Ltd. *	1,035	602,371
INVESTMENT BANKING & BROKERAGE—2.8%
Samsung Securities Co., Ltd.	8,204	601,143
LIFE SCIENCES TOOLS & SERVICES—0.7%
Samsung Biologics Co., Ltd. *	148	147,562
SEMICONDUCTORS—3.3%
SK hynix, Inc.	808	720,549
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.5%
Samsung Electronics Co., Ltd.	6,533	983,790

TOTAL SOUTH KOREA (Cost $2,710,682)		4,086,001
TAIWAN—17.0%
SEMICONDUCTORS—17.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	46,496	3,227,839
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,159	459,034

TOTAL TAIWAN (Cost $927,840)		3,686,873
TURKEY—1.8%
AEROSPACE & DEFENSE—1.8%
Aselsan Elektronik Sanayi Ve Ticaret AS, Cl. B	40,779	379,725
(Cost $322,472)
UNITED STATES—4.0%
CONSUMER STAPLES MERCHANDISE RETAIL—2.1%
PriceSmart, Inc.	2,922	458,520
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.8% (CONT.)
UNITED STATES—4.0% (CONT.)
EDUCATION SERVICES—1.9%
Laureate Education, Inc. *	13,456	$ 404,959

TOTAL UNITED STATES (Cost $573,805)		863,479
TOTAL COMMON STOCKS (Cost $14,207,930)		20,950,499

MONEY MARKET FUNDS—3.8%
UNITED STATES—3.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(a)	816,558	816,558
(Cost $816,558)		816,558

Total Investments (Cost $15,024,488)	100.6%	$21,767,057
Unaffiliated Securities (Cost $15,024,488)		21,767,057
Liabilities in Excess of Other Assets	(0.6)%	(119,867)
NET ASSETS	100.0%	$21,647,190

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments April 30, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—87.8%
APPLICATION SOFTWARE—5.2%
Adobe, Inc.*	4,712	$ 1,159,623
AppLovin Corp., Cl. A*	8,307	3,707,829
Autodesk, Inc.*	2,530	599,610
Intuit, Inc.	909	353,147
Salesforce, Inc.	3,770	665,518
Trimble, Inc.*	6,007	404,391

		6,890,118
AUTOMOBILE MANUFACTURERS—2.4%
Tesla, Inc.*	8,220	3,136,999
BIOTECHNOLOGY—2.1%
AbbVie, Inc.	3,121	659,530
Biogen, Inc.*	4,080	772,262
BioNTech SE ADR*	1,691	174,934
Vertex Pharmaceuticals, Inc.*	2,912	1,244,531

		2,851,257
BROADLINE RETAIL—7.2%
Amazon.com, Inc.*	32,123	8,514,522
MercadoLibre, Inc.*	636	1,140,113

		9,654,635
DIVERSIFIED SUPPORT SERVICES—0.4%
Cintas Corp.	3,438	600,653
ELECTRIC UTILITIES—1.4%
Constellation Energy Corp.	3,309	1,035,717
NextEra Energy, Inc.	7,811	764,541

		1,800,258
ELECTRICAL COMPONENTS & EQUIPMENT—2.9%
Eaton Corp. PLC	1,839	796,305
Nextpower, Inc., Cl. A*	7,206	858,451
Vertiv Holdings Co., Cl. A	6,861	2,253,770

		3,908,526
ELECTRONIC MANUFACTURING SERVICES—2.2%
Flex Ltd.*	32,391	2,965,396
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Tetra Tech, Inc.	14,651	473,520
Veralto Corp.	6,239	550,280

		1,023,800
FINANCIAL EXCHANGES & DATA—1.1%
S&P Global, Inc.	3,277	1,413,141
HEALTHCARE EQUIPMENT—0.9%
Edwards Lifesciences Corp.*	7,408	618,568
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—87.8% (CONT.)
HEALTHCARE EQUIPMENT—0.9% (CONT.)
Intuitive Surgical, Inc.*	1,414	$ 647,060

		1,265,628
HEAVY ELECTRICAL EQUIPMENT—2.1%
GE Vernova, Inc.	2,548	2,760,656
HOME IMPROVEMENT RETAIL—1.1%
The Home Depot, Inc.	4,307	1,416,142
HOUSEHOLD PRODUCTS—0.6%
The Procter & Gamble Co.	5,757	846,797
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.4%
Xylem, Inc.	4,122	487,055
INTERACTIVE HOME ENTERTAINMENT—0.3%
Take-Two Interactive Software, Inc.*	2,047	437,567
INTERACTIVE MEDIA & SERVICES—6.7%
Alphabet, Inc., Cl. A	14,840	5,710,432
Alphabet, Inc., Cl. C	8,270	3,158,644

		8,869,076
INTERNET SERVICES & INFRASTRUCTURE—1.1%
GDS Holdings Ltd. ADR*	8,682	367,075
MongoDB, Inc., Cl. A*	1,772	444,471
Okta, Inc., Cl. A*	3,990	293,863
Twilio, Inc., Cl. A*	2,814	416,641

		1,522,050
INVESTMENT BANKING & BROKERAGE—1.5%
Morgan Stanley	10,677	2,034,929
IT CONSULTING & OTHER SERVICES—0.3%
Accenture PLC, Cl. A	1,900	339,549
LIFE SCIENCES TOOLS & SERVICES—0.4%
Agilent Technologies, Inc.	4,585	529,797
MOVIES & ENTERTAINMENT—2.2%
Netflix, Inc.*	20,425	1,911,984
Spotify Technology SA*	2,302	1,027,958

		2,939,942
PHARMACEUTICALS—1.1%
Merck & Co., Inc.	9,056	988,734
Zoetis, Inc.	3,832	440,565

		1,429,299
RAIL TRANSPORTATION—0.5%
Union Pacific Corp.	2,395	645,405
SEMICONDUCTOR MATERIALS & EQUIPMENT—4.5%
ASML Holding NV ADR	1,570	2,259,214
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—87.8% (CONT.)
SEMICONDUCTOR MATERIALS & EQUIPMENT—4.5% (CONT.)
Lam Research Corp.	14,516	$ 3,743,096

		6,002,310
SEMICONDUCTORS—18.4%
Broadcom, Inc.	9,810	4,094,988
First Solar, Inc.*	2,661	537,229
NVIDIA Corp.	75,927	15,152,752
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,783	4,666,775

		24,451,744
SPECIALTY CHEMICALS—0.4%
Ecolab, Inc.	1,977	515,206
SYSTEMS SOFTWARE—7.8%
Microsoft Corp.	24,685	10,066,049
ServiceNow, Inc.*	4,005	353,682

		10,419,731
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.3%
Apple, Inc.	25,223	6,844,261
Western Digital Corp.	9,636	4,187,035

		11,031,296
TRANSACTION & PAYMENT PROCESSING SERVICES—3.5%
Visa, Inc., Cl. A	14,265	4,705,168
TOTAL COMMON STOCKS (Cost $39,832,260)		116,894,130
PREFERRED STOCKS—0.5%
APPLICATION SOFTWARE—0.5%
Databricks, Inc., Series K(a),*,@	2,612	449,081
Databricks, Inc., Series L(a),*,@	1,118	192,218
TOTAL PREFERRED STOCKS (Cost $604,220)		641,299
REAL ESTATE INVESTMENT TRUSTS—1.5%
DATA CENTER—0.8%
Equinix, Inc.	973	1,053,594
INDUSTRIAL—0.7%
Prologis, Inc.	6,674	947,841
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,153,538)		2,001,435
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments April 30, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLES—0.5%
APPLICATION SOFTWARE—0.5%
Disruptive Technology Solutions LI, LLC (invested in Reflection AI, Inc. Series B-1, B-2, and C preferred shares) (a),*,@		$ 749,926
TOTAL SPECIAL PURPOSE VEHICLES (Cost $324,205)		749,926
SHORT-TERM SECURITIES—20.4%
MONEY MARKET FUNDS—20.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.53%(b)	27,178,217	27,178,217
(Cost $27,178,217)		27,178,217

Total Investments (Cost $69,092,440)	110.7%	$147,465,007
Unaffiliated Securities (Cost $69,092,440)		147,465,007
Liabilities in Excess of Other Assets	(10.7)%	(14,303,236)
NET ASSETS	100.0%	$133,161,771

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees. See Note 9 - Fair Value Measurements.
(b)	Rate shown reflects 7-day effective yield as of April 30, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2026
Databricks, Inc., Series K	9/8/25	$391,800	$449,081	0.3%
Databricks, Inc., Series L	12/16/25	212,420	192,218	0.2%
Disruptive Technology Solutions LI, LLC	11/4/25	324,205	749,926	0.5%
Total		$928,425	$1,391,225	1.0%
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities April 30, 2026  (Unaudited)

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$4,695,341,638	$222,281,807
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	39,704,207	1,617,095
Cash collateral held for short sales and derivatives	196,041,180	94,933,159
Unrealized gain on OTC contracts for difference	—	2,293
Receivable for investment securities sold	50,274,691	16,950,177
Receivable for shares of beneficial interest sold	2,536,326	180,338
Dividends and interest receivable	218,305	119,812
Prepaid expenses	78,702	18,870
Total Assets	4,984,195,049	336,103,551
LIABILITIES:
Payable for investment securities purchased	43,069,831	27,018,987
Payable for shares of beneficial interest redeemed	2,555,760	282,072
Securities sold short, at value‡	403,361,639	85,319,337
Unrealized loss on OTC contracts for difference	—	603,428
Due to broker	235,001,895	—
Bank overdraft	1,262,736	—
Accrued investment advisory fees	2,904,543	215,733
Accrued distribution fees — Note 3	454,713	12,426
Accrued shareholder administrative fees	42,875	2,007
Accrued administrative fees	93,323	4,944
Accrued professional fees	368,477	49,424
Accrued transfer agent fees	343,585	12,223
Accrued printing fees	200,264	22,338
Dividends payable	194,164	29,546
Accrued fund accounting fees	121,565	8,024
Accrued custodian fees	26,063	6,839
Accrued trustee fees	25,795	1,136
Accrued other expenses	73,068	427
Total Liabilities	690,100,296	113,588,891
NET ASSETS	$4,294,094,753	$222,514,660
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	1,358,030,369	204,652,866
Distributable earnings	2,936,064,384	17,861,794
NET ASSETS	$4,294,094,753	$222,514,660
* Identified cost on unaffiliated securities	$1,912,610,909 (a)	$180,325,678 (b)
** Identified cost on affiliated securities	$40,240,452 (a)	$1,638,935 (b)
‡ Proceeds received on short sales	$392,638,958	$88,827,792

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
NET ASSETS BY CLASS:
Class A	$1,584,505,949	$32,622,853
Class C	$142,997,671	$7,185,441
Class I	$129,263,668	$—
Class Y	$35,136,172	$—
Class Z	$2,402,191,293	$182,706,366
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class A	45,379,799	1,461,475
Class C	5,415,357	370,455
Class I	3,624,279	—
Class Y	918,552	—
Class Z	63,146,949	7,806,434
NET ASSET VALUE PER SHARE:
Class A	$34.92	$22.32
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$36.85	$23.56
Class C	$26.41	$19.40
Class I	$35.67	$—
Class Y	$38.25	$—
Class Z	$38.04	$23.40

(a)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$1,613,670,452, amounted to $2,718,013,754, which consisted of aggregate gross unrealized appreciation of
$2,826,527,816, and aggregate gross unrealized depreciation of $108,514,062.

(b)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$98,338,872, amounted to $39,639,558, which consisted of aggregate gross unrealized appreciation of $54,247,416, and aggregate gross unrealized depreciation of $14,607,858.

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$21,767,057	$147,465,007
Foreign cash †	597	—
Receivable for shares of beneficial interest sold	13,678	75,927
Dividends and interest receivable	7,020	42,390
Receivable from Investment Manager	13,057	8,065
Prepaid expenses	24,872	9,705
Total Assets	21,826,281	147,601,094
LIABILITIES:
Payable for investment securities purchased	—	14,131,428
Payable for shares of beneficial interest redeemed	56,641	160,676
Accrued investment advisory fees	12,583	61,442
Accrued distribution fees — Note 3	1,699	14,665
Accrued shareholder administrative fees	202	1,195
Accrued administrative fees	461	2,380
Accrued professional fees	30,333	34,108
Accrued transfer agent fees	2,039	13,641
Accrued printing fees	2,879	4,459
Accrued fund accounting fees	13,315	11,284
Accrued custodian fees	3,099	1,016
Accrued trustee fees	91	474
Foreign capital gain tax payable	55,466	—
Accrued other expenses	283	2,555
Total Liabilities	179,091	14,439,323
NET ASSETS	$21,647,190	$133,161,771
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	25,440,666	51,078,745
Distributable earnings (Distributions in excess of earnings)	(3,793,476)	82,083,026
NET ASSETS	$21,647,190	$133,161,771
* Identified cost on unaffiliated securities	$15,024,488 (c)	$69,092,440 (d)
† Cost of foreign cash	$597	$—

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities April 30, 2026  (Unaudited) (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
NET ASSETS BY CLASS:
Class A	$6,109,463	$63,481,429
Class C	$518,756	$1,428,518
Class I	$390,065	$5,764,241
Class Z	$14,628,906	$62,487,583
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class A	405,356	2,996,584
Class C	37,526	85,342
Class I	26,003	272,957
Class Z	945,605	2,818,598
NET ASSET VALUE PER SHARE:
Class A	$15.07	$21.18
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$15.91	$22.35
Class C	$13.82	$16.74
Class I	$15.00	$21.12
Class Z	$15.47	$22.17

(c)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$15,041,474, amounted to $6,725,583, which consisted of aggregate gross unrealized appreciation of $7,280,201, and aggregate gross unrealized depreciation of $554,618.

(d)
At April 30, 2026, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$69,102,439, amounted to $78,362,568, which consisted of aggregate gross unrealized appreciation of $78,856,583, and aggregate gross unrealized depreciation of $494,015.

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the six months ended April 30, 2026 (Unaudited)

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$5,803,817	$274,733
Interest	25,389	648,801
Borrowing income on short sales	—	752,488
Total Income	5,829,206	1,676,022
EXPENSES:
Investment advisory fees — Note 3	16,857,906	1,351,150
Distribution fees — Note 3
Class A	1,937,508	41,261
Class C	753,458	37,398
Class I	156,334	—
Shareholder administrative fees — Note 3	261,475	12,576
Administration fees — Note 3	567,057	30,964
Borrowing fees on short sales — Note 2	3,439,574	—
Dividends on securities sold short — Note 2	2,700,403	416,614
Transfer agent fees — Note 3	670,740	23,872
Fund accounting fees — Note 3	250,951	26,038
Professional fees	239,934	30,762
Printing fees	174,119	17,033
Registration fees	156,574	22,459
Trustee fees — Note 3	122,621	6,420
Custodian fees	46,960	10,480
Interest expense — Note 3	18,060	12,964
Other expenses	205,235	8,331
Total Expenses	28,558,909	2,048,322
Less, expense reimbursements/waivers — Note 3	(613,731)	—
Net Expenses	27,945,178	2,048,322
NET INVESTMENT (LOSS)	(22,115,972)	(372,300)
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	190,627,210	989,224
Net realized gain on in-kind transactions	86,805,242	—
Net realized gain (loss) on foreign currency transactions	(51,984)	10,843
Net realized (loss) on short sales	(8,696,226)	(2,035,695)
Net realized (loss) on OTC contracts for difference	—	(1,555,519)
Net realized gain (loss) on investments and foreign currency	268,684,242	(2,591,147)
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(339,873,323)	$(747,078)
Net change in unrealized appreciation on affiliated investments	6,377,460	833,374
Net change in unrealized appreciation on foreign currency	3,937	503
Net change in unrealized appreciation (depreciation) on short sales	(15,831,508)	1,012,802
Net change in unrealized (depreciation) on OTC contracts for difference	—	(358,862)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(349,323,434)	740,739
Net realized and unrealized (loss) on investments and foreign currency	(80,639,192)	(1,850,408)
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(102,755,164)	$(2,222,708)
* Foreign withholding taxes	$185,686	$8,001
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$148,186	$246,346
Interest	6,928	50,927
Total Income	155,114	297,273
EXPENSES:
Investment advisory fees — Note 3	73,520	358,626
Distribution fees — Note 3
Class A	7,028	70,504
Class C	2,479	6,781
Class I	435	6,769
Shareholder administrative fees — Note 3	1,179	6,928
Administration fees — Note 3	2,696	13,891
Transfer agent fees — Note 3	3,574	24,188
Fund accounting fees — Note 3	19,155	17,813
Professional fees	18,821	20,835
Printing fees	3,753	5,730
Registration fees	20,452	29,747
Trustee fees — Note 3	536	2,860
Custodian fees	4,699	1,512
Interest expense — Note 3	349	—
Other expenses	15,505	13,218
Total Expenses	174,181	579,402
Less, expense reimbursements/waivers — Note 3	(56,995)	(45,301)
Net Expenses	117,186	534,101
NET INVESTMENT INCOME (LOSS)	37,928	(236,828)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	1,641,585	593,456
Net realized gain on in-kind transactions	—	3,951,322
Net realized (loss) on foreign currency transactions	(6,798)	—
Net realized gain on investments and foreign currency	1,634,787	4,544,778
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the six months ended April 30, 2026 (Unaudited) (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
Net change in unrealized appreciation (depreciation) on unaffiliated investments	$1,080,568 (a)	$(1,863,995)
Net change in unrealized appreciation on foreign currency	320	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,080,888	(1,863,995)
Net realized and unrealized gain on investments and foreign currency	2,715,675	2,680,783
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,753,603	$2,443,955
* Foreign withholding taxes	$18,654	$3,792

(a)	Includes net change in unrealized depreciation of net foreign capital gains taxes of $7,074.
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets (Unaudited)

	Alger Spectra Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(22,115,972)	$(41,548,767)
Net realized gain on investments and foreign currency	268,684,242	462,302,668
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(349,323,434)	1,145,894,468
Net increase (decrease) in net assets resulting from operations	(102,755,164)	1,566,648,369
Dividends and distributions to shareholders:
Class A	(112,875,986)	(85,464,142)
Class C	(14,929,023)	(13,611,000)
Class I	(8,894,461)	(8,081,615)
Class Y	(2,311,973)	(1,260,346)
Class Z	(150,902,664)	(114,308,799)
Total dividends and distributions to shareholders	(289,914,107)	(222,725,902)
Increase (decrease) from shares of beneficial interest transactions:
Class A	20,809,614	(60,551,831)
Class C	(20,840,313)	(35,733,120)
Class I	1,930,121	(25,865,909)
Class Y	(3,900,518)	9,285,835
Class Z	117,237,603	(118,291,764)
Net increase (decrease) from shares of beneficial interest transactions — Note 7	115,236,507	(231,156,789)
Total increase (decrease)	(277,432,764)	1,112,765,678
Net Assets:
Beginning of period	4,571,527,517	3,458,761,839
END OF PERIOD	$4,294,094,753	$4,571,527,517
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Dynamic Opportunities Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment income (loss)	$(372,300)	$360,400
Net realized gain (loss) on investments and foreign currency	(2,591,147)	28,743,230
Net change in unrealized appreciation on investments and foreign currency	740,739	475,104
Net increase (decrease) in net assets resulting from operations	(2,222,708)	29,578,734
Dividends and distributions to shareholders:
Class A	(30,901)	—
Class C	—	—
Class Z	(879,917)	—
Total dividends and distributions to shareholders	(910,818)	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	(2,350,022)	(5,031,730)
Class C	(495,411)	(965,554)
Class Z	(147,342)	4,302,301
Net decrease from shares of beneficial interest transactions — Note 7	(2,992,775)	(1,694,983)
Total increase (decrease)	(6,126,301)	27,883,751
Net Assets:
Beginning of period	228,640,961	200,757,210
END OF PERIOD	$222,514,660	$228,640,961
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Emerging Markets Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment income	$37,928	$45,644
Net realized gain on investments and foreign currency	1,634,787	796,580
Net change in unrealized appreciation on investments and foreign currency	1,080,888	2,308,766
Net increase in net assets resulting from operations	2,753,603	3,150,990
Dividends and distributions to shareholders:
Class A	(2,837)	(18,784)
Class C	—	—
Class I	(159)	(886)
Class Z	(44,037)	(78,641)
Total dividends and distributions to shareholders	(47,033)	(98,311)
Increase (decrease) from shares of beneficial interest transactions:
Class A	(32,633)	252,088
Class C	(104,286)	(111,424)
Class I	56,175	(86,197)
Class Z	(413,929)	(2,524,742)
Net decrease from shares of beneficial interest transactions — Note 7	(494,673)	(2,470,275)
Total increase	2,211,897	582,404
Net Assets:
Beginning of period	19,435,293	18,852,889
END OF PERIOD	$21,647,190	$19,435,293
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Responsible Investing Fund
	For the Six Months Ended April 30, 2026	For the Year Ended October 31, 2025
Net investment (loss)	$(236,828)	$(397,733)
Net realized gain on investments and foreign currency	4,544,778	11,867,749
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,863,995)	12,987,033
Net increase in net assets resulting from operations	2,443,955	24,457,049
Dividends and distributions to shareholders:
Class A	(4,565,688)	(2,159,537)
Class C	(137,945)	(86,378)
Class I	(442,125)	(232,716)
Class Z	(3,011,387)	(1,533,008)
Total dividends and distributions to shareholders	(8,157,145)	(4,011,639)
Increase (decrease) from shares of beneficial interest transactions:
Class A	6,838,875	(716,135)
Class C	69,535	(462,280)
Class I	127,539	(275,489)
Class Z	23,694,040	(5,921,599)
Net increase (decrease) from shares of beneficial interest transactions — Note 7	30,729,989	(7,375,503)
Total increase	25,016,799	13,069,907
Net Assets:
Beginning of period	108,144,972	95,075,065
END OF PERIOD	$133,161,771	$108,144,972
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Spectra Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$38.46	$27.48	$17.67	$15.83	$35.36	$28.24
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.21)	(0.38)	(0.22)	(0.14)	(0.17)	(0.31)
Net realized and unrealized gain (loss) on investments	(0.78)	13.21	10.03	2.37	(10.93)	10.14
Total from investment operations	(0.99)	12.83	9.81	2.23	(11.10)	9.83
Distributions from net realized gains	(2.55)	(1.85)	—	(0.39)	(8.43)	(2.71)
Net asset value, end of period	$34.92	$38.46	$27.48	$17.67	$15.83	$35.36
Total return(c)	(2.21) %	48.79%	55.61%	14.56%	(39.87) %	36.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,584,506	$1,718,315	$1,283,587	$923,332	$957,092	$1,985,099
Ratio of net expenses to average net assets	1.53%(d)	1.53%(e)	1.52%(f)	1.50%(g)	1.51%(h)	1.39%(i)
Ratio of net investment loss to average net assets	(1.24) %	(1.26) %	(0.92) %	(0.83) %	(0.82) %	(0.98) %
Portfolio turnover rate	21.01%(j)	51.13%	49.26%	59.63%	216.84%	108.48%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 4/30/26.
(e)	Includes 0.29% related to dividend expense on short positions and interest expense for the period ended 10/31/25.
(f)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(g)	Includes 0.22% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(h)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(i)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(j)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Spectra Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$29.87	$21.86	$14.15	$12.86	$30.60	$24.94
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.26)	(0.48)	(0.31)	(0.22)	(0.27)	(0.47)
Net realized and unrealized gain (loss) on investments	(0.65)	10.34	8.02	1.90	(9.04)	8.84
Total from investment operations	(0.91)	9.86	7.71	1.68	(9.31)	8.37
Distributions from net realized gains	(2.55)	(1.85)	—	(0.39)	(8.43)	(2.71)
Net asset value, end of period	$26.41	$29.87	$21.86	$14.15	$12.86	$30.60
Total return(c)	(2.57) %	47.62%	54.49%	13.61%	(40.30) %	35.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$142,998	$184,864	$168,020	$175,043	$243,462	$656,004
Ratio of net expenses to average net assets	2.31%(d)	2.30%(e)	2.25%(f)	2.29%(g)	2.27%(h)	2.16%(i)
Ratio of net investment loss to average net assets	(2.02) %	(2.02) %	(1.63) %	(1.60) %	(1.59) %	(1.73) %
Portfolio turnover rate	21.01%(j)	51.13%	49.26%	59.63%	216.84%	108.48%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 4/30/26.
(e)	Includes 0.29% related to dividend expense on short positions and interest expense for the period ended 10/31/25.
(f)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(g)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(h)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(i)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(j)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Spectra Fund	Class I
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$39.23	$27.99	$17.99	$16.11	$35.83	$28.59
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.21)	(0.39)	(0.21)	(0.14)	(0.17)	(0.30)
Net realized and unrealized gain (loss) on investments	(0.80)	13.48	10.21	2.41	(11.12)	10.25
Total from investment operations	(1.01)	13.09	10.00	2.27	(11.29)	9.95
Distributions from net realized gains	(2.55)	(1.85)	—	(0.39)	(8.43)	(2.71)
Net asset value, end of period	$35.67	$39.23	$27.99	$17.99	$16.11	$35.83
Total return(c)	(2.19) %	48.79%	55.59%	14.55%	(39.84) %	36.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$129,264	$139,485	$123,754	$107,308	$156,048	$378,367
Ratio of net expenses to average net assets	1.53%(d)	1.54%(e)	1.50%(f)	1.50%(g)	1.49%(h)	1.40%(i)
Ratio of net investment loss to average net assets	(1.24) %	(1.25) %	(0.89) %	(0.80) %	(0.83) %	(0.96) %
Portfolio turnover rate	21.01%(j)	51.13%	49.26%	59.63%	216.84%	108.48%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 4/30/26.
(e)	Includes 0.29% related to dividend expense on short positions and interest expense for the period ended 10/31/25.
(f)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(g)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(h)	Includes 0.33% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(i)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(j)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Spectra Fund	Class Y
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$41.79	$29.59	$18.95	$16.88	$36.99	$29.36
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.15)	(0.29)	(0.11)	(0.05)	(0.09)	(0.23)
Net realized and unrealized gain (loss) on investments	(0.84)	14.34	10.75	2.51	(11.59)	10.57
Total from investment operations	(0.99)	14.05	10.64	2.46	(11.68)	10.34
Distributions from net realized gains	(2.55)	(1.85)	—	(0.39)	(8.43)	(2.71)
Net asset value, end of period	$38.25	$41.79	$29.59	$18.95	$16.88	$36.99
Total return(c)	(1.97) %	49.43%	56.15%	15.02%	(39.60) %	37.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$35,136	$42,248	$22,869	$46,214	$144,286	$252,167
Ratio of gross expenses to average net assets	1.22%(d)	1.22%(e)	1.20%(f)	1.18%(g)	1.20%(h)	1.09%(i)
Ratio of expense reimbursements to average net assets	(0.11) %	(0.10) %	(0.07) %	(0.12) %	(0.07) %	—
Ratio of net expenses to average net assets	1.11%	1.12%	1.13%	1.06%	1.13%	1.09%
Ratio of net investment loss to average net assets	(0.82) %	(0.85) %	(0.46) %	(0.31) %	(0.43) %	(0.70) %
Portfolio turnover rate	21.01%(j)	51.13%	49.26%	59.63%	216.84%	108.48%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 4/30/26.
(e)	Includes 0.29% related to dividend expense on short positions and interest expense for the period ended 10/31/25.
(f)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(g)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(h)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(i)	Includes 0.31% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(j)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Spectra Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$41.59	$29.48	$18.89	$16.84	$36.95	$29.32
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.16)	(0.30)	(0.15)	(0.08)	(0.12)	(0.22)
Net realized and unrealized gain (loss) on investments	(0.84)	14.26	10.74	2.52	(11.56)	10.56
Total from investment operations	(1.00)	13.96	10.59	2.44	(11.68)	10.34
Distributions from net realized gains	(2.55)	(1.85)	—	(0.39)	(8.43)	(2.71)
Net asset value, end of period	$38.04	$41.59	$29.48	$18.89	$16.84	$36.95
Total return(c)	(2.01) %	49.30%	56.06%	14.94%	(39.65) %	37.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$2,402,191	$2,486,615	$1,860,533	$1,442,342	$1,987,024	$5,723,880
Ratio of gross expenses to average net assets	1.22%(d)	1.23%(e)	1.22%(f)	1.17%(g)	1.19%(h)	1.09%(i)
Ratio of expense reimbursements to average net assets	(0.05) %	(0.05) %	(0.03) %	(0.01) %	—	—
Ratio of net expenses to average net assets	1.17%	1.18%	1.19%	1.16%	1.19%	1.09%
Ratio of net investment loss to average net assets	(0.89) %	(0.90) %	(0.58) %	(0.47) %	(0.53) %	(0.67) %
Portfolio turnover rate	21.01%(j)	51.13%	49.26%	59.63%	216.84%	108.48%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 4/30/26.
(e)	Includes 0.29% related to dividend expense on short positions and interest expense for the period ended 10/31/25.
(f)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(g)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(h)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(i)	Includes 0.31% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(j)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Dynamic Opportunities Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$22.53	$19.61	$15.31	$16.19	$22.29	$18.32
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.06)	(0.01)	— (c)	(0.11)	(0.25)	(0.36)
Net realized and unrealized gain (loss) on investments	(0.13)	2.93	4.30	(0.77)	(4.77)	5.28
Total from investment operations	(0.19)	2.92	4.30	(0.88)	(5.02)	4.92
Dividends from net investment income	(0.02)	—	—	—	—	—
Distributions from net realized gains	—	—	—	—	(1.08)	(0.95)
Net asset value, end of period	$22.32	$22.53	$19.61	$15.31	$16.19	$22.29
Total return(d)	(0.88) %	14.99%	28.09%	(5.44) %	(23.17) %	27.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$32,623	$35,356	$35,437	$37,893	$60,116	$103,684
Ratio of gross expenses to average net assets	2.06%(e)	2.00%(f)	2.07%(g)	2.05%(h)	2.77%(i)	2.52%(j)
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.77) %	(0.52) %
Ratio of net expenses to average net assets	2.06%	2.00%	2.07%	2.05%	2.00%	2.00%
Ratio of net investment loss to average net assets	(0.57) %	(0.05) %	(0.01) %	(0.69) %	(1.45) %	(1.77) %
Portfolio turnover rate	216.73%	376.53%	373.89%	350.56%	334.12%	161.76%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)	Includes 0.37% related to dividend expense on short positions and excludes 0.67% related to interest income on short positions for the period ended 4/30/26.
(f)	Includes 0.33% related to dividend expense on short positions and excludes 1.05% related to interest income on short positions for the period ended 10/31/25.
(g)	Includes 0.32% related to dividend expense on short positions and excludes 0.70% related to interest income on short positions for the period ended 10/31/24.
(h)	Includes 0.36% related to dividend expense on short positions and excludes 0.44% related to interest income on short positions for the period ended 10/31/23.
(i)	Includes 1.09% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(j)	Includes 0.89% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Dynamic Opportunities Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$19.64	$17.22	$13.55	$14.44	$20.15	$16.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.13)	(0.15)	(0.12)	(0.21)	(0.34)	(0.47)
Net realized and unrealized gain (loss) on investments	(0.11)	2.57	3.79	(0.68)	(4.29)	4.80
Total from investment operations	(0.24)	2.42	3.67	(0.89)	(4.63)	4.33
Distributions from net realized gains	—	—	—	—	(1.08)	(0.95)
Net asset value, end of period	$19.40	$19.64	$17.22	$13.55	$14.44	$20.15
Total return(c)	(1.27) %	14.11%	27.09%	(6.16) %	(23.73) %	26.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$7,185	$7,804	$7,674	$9,030	$12,462	$17,998
Ratio of gross expenses to average net assets	2.83%(d)	2.78%(e)	2.83%(f)	2.82%(g)	3.53%(h)	3.27%(i)
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.78) %	(0.52) %
Ratio of net expenses to average net assets	2.83%	2.78%	2.83%	2.82%	2.75%	2.75%
Ratio of net investment loss to average net assets	(1.33) %	(0.81) %	(0.76) %	(1.45) %	(2.20) %	(2.52) %
Portfolio turnover rate	216.73%	376.53%	373.89%	350.56%	334.12%	161.76%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Includes 0.37% related to dividend expense on short positions and excludes 0.67% related to interest income on short positions for the period ended 4/30/26.
(e)	Includes 0.33% related to dividend expense on short positions and excludes 1.05% related to interest income on short positions for the period ended 10/31/25.
(f)	Includes 0.32% related to dividend expense on short positions and excludes 0.70% related to interest income on short positions for the period ended 10/31/24.
(g)	Includes 0.36% related to dividend expense on short positions and excludes 0.44% related to interest income on short positions for the period ended 10/31/23.
(h)	Includes 1.09% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(i)	Includes 0.89% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Dynamic Opportunities Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$23.67	$20.54	$15.99	$16.85	$23.09	$18.91
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.03)	0.06	0.05	(0.07)	(0.22)	(0.33)
Net realized and unrealized gain (loss) on investments	(0.14)	3.07	4.50	(0.79)	(4.94)	5.46
Total from investment operations	(0.17)	3.13	4.55	(0.86)	(5.16)	5.13
Dividends from net investment income	(0.10)	—	—	—	—	—
Distributions from net realized gains	—	—	—	—	(1.08)	(0.95)
Net asset value, end of period	$23.40	$23.67	$20.54	$15.99	$16.85	$23.09
Total return(c)	(0.69) %	15.34%	28.54%	(5.16) %	(22.97) %	28.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$182,706	$185,481	$157,646	$207,844	$403,338	$852,387
Ratio of gross expenses to average net assets	1.74%(d)	1.69%(e)	1.75%(f)	1.73%(g)	2.45%(h)	2.20%(i)
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.70) %	(0.45) %
Ratio of net expenses to average net assets	1.74%	1.69%	1.75%	1.73%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets	(0.25) %	0.27%	0.28%	(0.39) %	(1.22) %	(1.52) %
Portfolio turnover rate	216.73%	376.53%	373.89%	350.56%	334.12%	161.76%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Includes 0.37% related to dividend expense on short positions and excludes 0.67% related to interest income on short positions for the period ended 4/30/26.
(e)	Includes 0.33% related to dividend expense on short positions and excludes 1.05% related to interest income on short positions for the period ended 10/31/25.
(f)	Includes 0.32% related to dividend expense on short positions and excludes 0.66% related to interest income on short positions for the period ended 10/31/24.
(g)	Includes 0.36% related to dividend expense on short positions and excludes 0.42% related to interest income on short positions for the period ended 10/31/23.
(h)	Includes 1.11% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(i)	Includes 0.88% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Emerging Markets Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$13.14	$11.05	$8.94	$8.41	$14.13	$11.71
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	— (c)	(0.01)	0.04	(0.01)	(0.03)	(0.09)
Net realized and unrealized gain (loss) on investments	1.94	2.15	2.07	0.54	(5.42)	2.51
Total from investment operations	1.94	2.14	2.11	0.53	(5.45)	2.42
Dividends from net investment income	(0.01)	(0.05)	—	—	— (c)	—
Distributions from net realized gains	—	—	—	—	(0.27)	—
Net asset value, end of period	$15.07	$13.14	$11.05	$8.94	$8.41	$14.13
Total return(d)	14.75%	19.42%	23.60%	6.30%	(39.27) %	20.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$6,109	$5,365	$4,289	$3,154	$3,375	$6,331
Ratio of gross expenses to average net assets	1.97%	2.05%	2.35%	2.11%	1.80%	1.65%
Ratio of expense reimbursements to average net assets	(0.42) %	(0.50) %	(0.77) %	(0.54) %	(0.25) %	(0.10) %
Ratio of net expenses to average net assets	1.55%	1.55%	1.58%	1.57%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets	0.01%	(0.10) %	0.42%	(0.11) %	(0.30) %	(0.60) %
Portfolio turnover rate	28.74%	52.39%	111.97%	109.60%	112.35%	83.30%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Emerging Markets Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$12.09	$10.20	$8.32	$7.89	$13.36	$11.16
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	(0.09)	(0.04)	(0.07)	(0.11)	(0.18)
Net realized and unrealized gain (loss) on investments	1.77	1.98	1.92	0.50	(5.09)	2.38
Total from investment operations	1.73	1.89	1.88	0.43	(5.20)	2.20
Distributions from net realized gains	—	—	—	—	(0.27)	—
Net asset value, end of period	$13.82	$12.09	$10.20	$8.32	$7.89	$13.36
Total return(c)	14.31%	18.53%	22.60%	5.45%	(39.68) %	19.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$519	$552	$587	$1,145	$1,369	$3,016
Ratio of gross expenses to average net assets	2.78%	2.85%	2.98%	2.90%	2.57%	2.45%
Ratio of expense reimbursements to average net assets	(0.48) %	(0.55) %	(0.65) %	(0.58) %	(0.27) %	(0.15) %
Ratio of net expenses to average net assets	2.30%	2.30%	2.33%	2.32%	2.30%	2.30%
Ratio of net investment loss to average net assets	(0.70) %	(0.89) %	(0.38) %	(0.86) %	(1.05) %	(1.35) %
Portfolio turnover rate	28.74%	52.39%	111.97%	109.60%	112.35%	83.30%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Emerging Markets Fund	Class I
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$13.07	$10.97	$8.87	$8.33	$14.00	$11.59
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.01	— (c)	0.05	— (c)	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	1.93	2.13	2.05	0.54	(5.37)	2.48
Total from investment operations	1.94	2.13	2.10	0.54	(5.39)	2.41
Dividends from net investment income	(0.01)	(0.03)	—	—	(0.01)	—
Distributions from net realized gains	—	—	—	—	(0.27)	—
Net asset value, end of period	$15.00	$13.07	$10.97	$8.87	$8.33	$14.00
Total return(d)	14.82%	19.50%	23.68%	6.48%	(39.22) %	20.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$390	$282	$322	$1,048	$1,538	$1,968
Ratio of gross expenses to average net assets	2.00%	2.09%	2.18%	2.05%	1.77%	1.66%
Ratio of expense reimbursements to average net assets	(0.55) %	(0.64) %	(0.69) %	(0.58) %	(0.32) %	(0.22) %
Ratio of net expenses to average net assets	1.45%	1.45%	1.49%	1.47%	1.45%	1.44%
Ratio of net investment income (loss) to average net assets	0.10%	(0.03) %	0.47%	(0.01) %	(0.14) %	(0.53) %
Portfolio turnover rate	28.74%	52.39%	111.97%	109.60%	112.35%	83.30%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Emerging Markets Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$13.49	$11.30	$9.11	$8.52	$14.29	$11.78
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.04	0.05	0.11	0.04	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	1.99	2.21	2.10	0.55	(5.47)	2.52
Total from investment operations	2.03	2.26	2.21	0.59	(5.44)	2.51
Dividends from net investment income	(0.05)	(0.07)	(0.02)	—	(0.06)	—
Distributions from net realized gains	—	—	—	—	(0.27)	—
Net asset value, end of period	$15.47	$13.49	$11.30	$9.11	$8.52	$14.29
Total return(c)	15.08%	20.12%	24.23%	6.92%	(38.93) %	21.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$14,629	$13,237	$13,654	$14,072	$20,200	$35,357
Ratio of gross expenses to average net assets	1.65%	1.71%	1.97%	1.72%	1.44%	1.34%
Ratio of expense reimbursements to average net assets	(0.66) %	(0.72) %	(0.96) %	(0.71) %	(0.45) %	(0.35) %
Ratio of net expenses to average net assets	0.99%	0.99%	1.01%	1.01%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	0.60%	0.45%	1.00%	0.46%	0.26%	(0.05) %
Portfolio turnover rate	28.74%	52.39%	111.97%	109.60%	112.35%	83.30%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Responsible Investing Fund	Class A
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$22.64	$18.09	$13.50	$11.55	$17.71	$13.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.05)	(0.09)	(0.06)	(0.04)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	0.33	5.44	5.09	2.08	(4.71)	5.23
Total from investment operations	0.28	5.35	5.03	2.04	(4.78)	5.15
Distributions from net realized gains	(1.74)	(0.80)	(0.44)	(0.09)	(1.38)	(1.04)
Net asset value, end of period	$21.18	$22.64	$18.09	$13.50	$11.55	$17.71
Total return(c)	1.71%	30.52%	37.96%	17.80%	(29.27) %	39.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$63,481	$59,698	$49,113	$39,957	$35,237	$51,634
Ratio of gross expenses to average net assets	1.26%	1.25%	1.31%	1.34%	1.36%	1.27%
Ratio of expense reimbursements to average net assets	(0.15) %	(0.15) %	(0.16) %	—	—	—
Ratio of net expenses to average net assets	1.11%	1.10%	1.15%	1.34%	1.36%	1.27%
Ratio of net investment loss to average net assets	(0.52) %	(0.49) %	(0.35) %	(0.34) %	(0.53) %	(0.52) %
Portfolio turnover rate	3.46%(d)	8.97%	9.02%	7.98%	14.55%	11.07%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Responsible Investing Fund	Class C
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$18.35	$14.94	$11.31	$9.76	$15.30	$11.95
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.12)	(0.21)	(0.17)	(0.12)	(0.15)	(0.17)
Net realized and unrealized gain (loss) on investments	0.25	4.42	4.24	1.76	(4.01)	4.56
Total from investment operations	0.13	4.21	4.07	1.64	(4.16)	4.39
Distributions from net realized gains	(1.74)	(0.80)	(0.44)	(0.09)	(1.38)	(1.04)
Net asset value, end of period	$16.74	$18.35	$14.94	$11.31	$9.76	$15.30
Total return(c)	1.26%	29.27%	36.79%	16.96%	(29.87) %	38.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,429	$1,479	$1,659	$1,868	$2,709	$5,150
Ratio of net expenses to average net assets	2.04%	2.03%	2.03%	2.12%	2.09%	2.03%
Ratio of net investment loss to average net assets	(1.45) %	(1.40) %	(1.22) %	(1.11) %	(1.27) %	(1.27) %
Portfolio turnover rate	3.46%(d)	8.97%	9.02%	7.98%	14.55%	11.07%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Responsible Investing Fund	Class I
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$22.57	$18.04	$13.46	$11.52	$17.67	$13.57
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.05)	(0.09)	(0.06)	(0.04)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	0.34	5.42	5.08	2.07	(4.70)	5.22
Total from investment operations	0.29	5.33	5.02	2.03	(4.77)	5.14
Distributions from net realized gains	(1.74)	(0.80)	(0.44)	(0.09)	(1.38)	(1.04)
Net asset value, end of period	$21.12	$22.57	$18.04	$13.46	$11.52	$17.67
Total return(c)	1.72%	30.49%	38.00%	17.76%	(29.28) %	39.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$5,764	$5,986	$5,154	$4,464	$4,538	$6,884
Ratio of gross expenses to average net assets	1.27%	1.26%	1.32%	1.35%	1.35%	1.28%
Ratio of expense reimbursements to average net assets	(0.16) %	(0.16) %	(0.17) %	—	—	—
Ratio of net expenses to average net assets	1.11%	1.10%	1.15%	1.35%	1.35%	1.28%
Ratio of net investment loss to average net assets	(0.52) %	(0.48) %	(0.36) %	(0.35) %	(0.53) %	(0.52) %
Portfolio turnover rate	3.46%(d)	8.97%	9.02%	7.98%	14.55%	11.07%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Responsible Investing Fund	Class Z
	Six Months Ended 4/30/2026(a)	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$23.59	$18.79	$13.98	$11.91	$18.16	$13.87
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.04)	(0.06)	(0.03)	0.01	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	0.36	5.66	5.28	2.15	(4.85)	5.36
Total from investment operations	0.32	5.60	5.25	2.16	(4.87)	5.33
Distributions from net realized gains	(1.74)	(0.80)	(0.44)	(0.09)	(1.38)	(1.04)
Net asset value, end of period	$22.17	$23.59	$18.79	$13.98	$11.91	$18.16
Total return(c)	1.82%	30.72%	38.24%	18.28%	(29.02) %	40.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$62,488	$40,982	$39,149	$28,345	$23,001	$36,053
Ratio of gross expenses to average net assets	0.94%	0.93%	0.99%	1.01%	1.02%	0.96%
Ratio of expense reimbursements to average net assets	—	—	(0.03) %	(0.06) %	(0.07) %	(0.02) %
Ratio of net expenses to average net assets	0.94%	0.93%	0.96%	0.95%	0.95%	0.94%
Ratio of net investment income (loss) to average net assets	(0.34) %	(0.31) %	(0.17) %	0.04%	(0.13) %	(0.20) %
Portfolio turnover rate	3.46%(d)	8.97%	9.02%	7.98%	14.55%	11.07%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
Each Fund offers one or more of the following share classes: Class A, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares, Class Z shares and Class Y shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Z shares and Class Y shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser ("Alger Management" or the "Investment Manager"), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s oversight. The Valuation Designee

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board, at least quarterly. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Contracts for difference ("CFDs") are privately negotiated in the over-the-counter market ("OTC CFDs"). OTC CFDs are valued at the last reported sale or official closing price on the primary market or exchange of the underlying asset or liability. In the absence of quoted sales, such securities are generally valued at the bid price, or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 9.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, bookings multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on each valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Forward Foreign Exchange Contracts: Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency.
These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the base currency.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(f) Short Sales: Securities sold short represent an obligation to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
A Fund pledges securities and/or other assets, which may include cash collateral from borrowing a security, to the broker-dealer as collateral. Proceeds received from short sales may be maintained by the broker-dealer as collateral or may be released to a Fund to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in Cash collateral held for short sales and derivatives on the Statements of Assets and Liabilities. The net cost or income of selling securities short includes dividends paid on securities sold short, interest expense associated with borrowing securities, and interest income earned on collateral held by the broker-dealer. The net cost or income of selling securities short is disclosed on the Statements of Operations.

(g) Contracts for difference: OTC CFDs are derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as an equity security, a basket of equity securities, or the value of an index. With a short OTC CFD, a Fund is seeking to profit from falls in the market price of an asset. Changes in the fair value of OTC CFDs are recorded as unrealized gains and losses on the Statements of Assets and Liabilities. A Fund generally records a realized gain or loss on the expiration, termination or settlement of an OTC CFD.
(h) Option Contracts: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain Funds may also purchase put and call options. Such Funds pay a premium which is included in each Fund’s accompanying Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire unexercised are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds received on the underlying security to determine the realized gain or loss.
(i) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income, if available, and distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.
(j) Federal Income Taxes and Disclosures: It is each Fund’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no U.S. federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds' tax returns remains open for the tax years 2022-2025.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
The Funds adhere to FASB Accounting Standards Update 2023-09 ("ASU 2023-09"), Improvements to Income Tax Disclosures. The purpose of ASU 2023-09 is to enhance income tax disclosures by categorizing and disclosing income tax rates and income taxes paid. Alger Management has evaluated the amendment's impact to the Funds' financial statements and determined no disclosure is required.
(k) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(l) Segment Reporting: The Funds adhere to FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Funds acts as the Funds' CODM. Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund, including each Fund's portfolio composition, total return, expense ratio, and changes in net assets. Each Fund's long-term strategic asset allocation is determined in accordance with the terms of each Fund's prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(m) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. These unaudited financial statements reflect all adjustments that are, in the opinion of Alger Management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following actual

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

rates. The actual rate paid as a percentage of average daily net assets, for the six months ended April 30, 2026, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Spectra Fund(a)	0.90%	0.75%	0.65%	0.55%	0.45%	0.82%
Alger Dynamic Opportunities Fund(b)	1.20%	1.00%	— %	— %	— %	1.20%
Alger Emerging Markets Fund(c)	0.75%	— %	— %	— %	— %	0.75%
Alger Responsible Investing Fund(b)	0.71%	0.65%	— %	— %	— %	0.71%

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $4 billion, Tier 3 rate is paid on assets between $4 billion and $6 billion, Tier 4 rate is paid on assets between $6 billion and $8 billion, and
Tier 5 rate is paid on assets in excess of $8 billion.

(b)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(c)	Tier 1 rate is paid on all assets.
The sub-adviser to the Alger Dynamic Opportunities Fund, Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Alger Management, is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Alger Dynamic Opportunities Fund. The sub-advisory fee is equal to 70% of the net advisory fee paid by the Alger Dynamic Opportunities Fund to Alger Management with respect to the assets sub-advised by Weatherbie. For the six months ended April 30, 2026, Alger Management paid a sub-advisory fee of $188,776 to Weatherbie.
The sub-adviser to the Alger Emerging Markets Fund, Redwood Investments, LLC ("Redwood"), an affiliate of Alger Management, is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Alger Emerging Markets Fund. The sub-advisory fee is equal to 100% of the net advisory fee paid by the Alger Emerging Markets Fund to Alger Management with respect to the assets sub-advised by Redwood. For the six months ended April 30, 2026, Alger Management paid a sub-advisory fee of $16,525 to Redwood.
Alger Management has contractually agreed to waive and/or reimburse other expenses and any applicable share class-specific expenses (excluding (i) for all Funds, acquired fund fees and expenses, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC liquidity program ("ReFlow", see Note 6), extraordinary expenses, and certain proxy expenses, (ii) for all Funds except Alger Emerging Markets Fund, custody fees, and (iii) for Alger Emerging Markets Fund and Alger Responsible Investing Fund, dividend expense on short sales and net borrowing costs, each to the extent applicable) through October 31, 2027 to the extent necessary to limit such expenses to the rates listed in the table below, based on average daily net assets. For the avoidance of doubt, this contractual agreement does not include advisory fees.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	CLASS					FEES WAIVED / REIMBURSED FOR THE SIX MONTHS ENDED APRIL 30, 2026
	A	C	I	Y	Z
Alger Spectra Fund	— %	— %	— %	0.28%	0.34%	$613,731
Alger Dynamic Opportunities Fund	0.80	1.55	—	—	0.55	0
Alger Emerging Markets Fund	0.80	1.55	0.70	—	0.24	56,995
Alger Responsible Investing Fund	0.38	—	0.38	—	0.24	45,301
Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to the Investment Manager if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the six months ended April 30, 2026, there were no recoupments made by any Fund.
(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.
(c) Distribution/Shareholder Servicing Fees:
Class A Shares: The Trust has adopted a Plan of Distribution pursuant to which Class A shares of each Fund pays Fred Alger & Company, LLC, each Fund's distributor (the “Distributor” or “Alger LLC”), a fee at the annual rate of 0.25% of  the respective average daily net assets of  the Class A shares of the designated Fund to compensate Alger LLC for its activities and expenses incurred in distributing and/or shareholder servicing Class A Shares. The fees paid may be more or less than the expenses incurred by Alger LLC.
Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of each Fund pays Alger LLC a fee at the annual rate of 1% of the respective average daily net assets of  the Class C shares of  the designated Fund to compensate Alger LLC for its activities and expenses incurred in distributing the Class C shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
Class I Shares: The Trust has adopted a Distribution Plan pursuant to which Class I shares of each Fund issuing such shares pays Alger LLC a fee at the annual rate of 0.25% of  the average daily net assets of  the Fund’s Class I shares to compensate Alger LLC for its activities and expenses incurred in

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

distributing the Class I shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Sales Charges: Sales of shares of the Funds may be subject to contingent deferred sales charges. The contingent deferred sales charges are used by Alger LLC to offset distribution expenses previously incurred. Sales charges do not represent expenses of a Fund. For the six months ended April 30, 2026, contingent deferred sales charges imposed, all of which were retained by Alger LLC, were as follows:

CONTINGENT DEFERRED SALES CHARGES
Alger Spectra Fund	$4,002
Alger Dynamic Opportunities Fund	2,674
Alger Emerging Markets Fund	213
Alger Responsible Investing Fund	—
(e) Brokerage Commissions: During the six months ended April 30, 2026, Alger Spectra Fund, Alger Dynamic Opportunities Fund, and Alger Responsible Investing Fund paid Alger LLC $162,616, $107,642, and $305, respectively, in connection with securities transactions. For the six months ended April 30, 2026, there were no brokerage commissions paid by Alger Emerging Markets Fund to Alger LLC.
(f) Shareholder Administrative Fees: The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for liaising with, and providing administrative oversight of, the Trust's transfer agent, and for other related services. The Funds compensate Alger Management at the annual rate of 0.0165% of their respective average daily net assets for the Class A and Class C shares and 0.01% of their respective average daily net assets for the Class I, Class Y and Class Z shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate Fund, subject to certain limitations, as approved by the Board. For the six months ended April 30, 2026, Alger Management charged back to Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund, $437,563, $10,735, $1,947 and $19,029, respectively, for these services, which are included in transfer agent fees in the accompanying Statements of Operations.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(g) Trustee Fees: Effective January 1, 2026, each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $183,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Trust, The Alger Institutional Funds, The Alger Funds, The Alger Portfolios, Alger Global Equity Fund, The Alger ETF Trust, and Alger Next Gen Growth Fund, each of which is a registered investment company managed by Alger Management. The Alger Next Gen Growth Fund has not commenced operations and, accordingly, has not paid any trustee fees. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $27,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Certain Independent Trustees who are members of the Nominating and Governance Committee and perform certain tasks on behalf of the Nominating and Governance Committee receive $5,000 per annum, paid pro rata based on the net assets by each fund in the Alger Fund Complex.
Prior to January 1, 2026, each Independent Trustee received a fee of $170,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings, the Chair of the Board received additional compensation of $26,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex; and each member of the Audit Committee received a fee of $10,000 per annum, paid pro rata based on the net assets by each fund in the Alger Fund Complex; and Independent Trustees who were not members of the Audit Committee but attended Audit Committee meetings received a stipend of $10,000 per annum, paid pro rata based on the net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(h) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie or Redwood. For the six months ended April 30, 2026, there were no interfund trades.
(i) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Treasury money market rate and bank loan rate available to the Funds. There were no interfund loans outstanding as of April 30, 2026.
For the six months ended April 30, 2026, Alger Dynamic Opportunities Fund earned interfund loan interest income of $17,832, and incurred interfund loan expenses of $1,458, which are included as interest income and interest expense, respectively, in the accompanying Statements of Operations. Alger Spectra Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund did not incur any interfund loan interest income or expense.
(j) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At April 30, 2026, Alger Management and its affiliated entities owned the following shares:

	SHARE CLASS
	A	C	I	Y	Z
Alger Spectra Fund	—	—	—	—	475,374
Alger Dynamic Opportunities Fund	—	—	—	—	953,038
Alger Emerging Markets Fund	—	—	—	—	—
Alger Responsible Investing Fund	—	—	—	—	123,857
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities, money market securities, redemptions in-kind, purchased options, OTC CFDs and short sales, for the six months ended April 30, 2026:

	PURCHASES	SALES
Alger Spectra Fund	$964,681,421	$1,077,712,195
Alger Dynamic Opportunities Fund	432,545,261	412,541,351
Alger Emerging Markets Fund	5,610,953	6,893,188
Alger Responsible Investing Fund	21,399,634	3,528,568
NOTE 5 — Borrowings:

The Funds may borrow from Bank of New York (the "Custodian") on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at April 30, 2026, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(i). For the six months ended April 30, 2026, the Funds had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Spectra Fund	$424,034	5.69%
Alger Dynamic Opportunities Fund	227,132	5.42
Alger Emerging Markets Fund	7,054	7.27
Alger Responsible Investing Fund	—	—
The highest amount borrowed from the Custodian and other funds in the Alger Fund Complex during the six months ended April 30, 2026 by each Fund was as follows:

HIGHEST BORROWING
Alger Spectra Fund	$19,192,355
Alger Dynamic Opportunities Fund	8,386,663
Alger Emerging Markets Fund	6,678,067
Alger Responsible Investing Fund	—
NOTE 6 — Liquidity:

The Funds may participate in the ReFlow liquidity program. Pursuant to the program and subject to certain conditions, ReFlow provides participating Funds with a source of cash to meet net shareholder redemptions by purchasing fund shares at NAV in an amount up to the value of the net shares redeemed from a Fund. Following the purchase of fund shares, ReFlow then generally redeems those shares when a Fund experiences net sales, or at the end of a maximum holding period determined by ReFlow (currently at eight days), or at other times at a Fund's or ReFlow’s discretion.

While ReFlow holds a Fund’s shares, it has the same rights and privileges with respect to those shares as any other shareholder. However, investments in a Fund by ReFlow in connection with the ReFlow program are not subject to the Funds’ purchase and sale limitations. In the event a Fund uses the ReFlow liquidity program, the Fund will pay a fee to ReFlow each time ReFlow purchases fund shares. The fee is calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow. ReFlow's purchases of a Fund's shares through the liquidity program are made on an investment-blind basis without regard to a Fund's investment objective, policies or anticipated performance. In accordance with U.S. federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow purchases a Fund’s lowest-cost share class at NAV and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in a Fund. When ReFlow redeems all or part of a position in a Fund, the Fund may pay all or a portion of such redemption in

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

kind, as discussed in Note 7. ReFlow fees that were incurred by the Funds during the period ended April 30, 2026 are recorded within the Statements of Operations as other expenses. ReFlow fees for the six-month period ended April 30, 2026, were $159,596 for Alger Spectra Fund, and $7,959 for Alger Responsible Investing Fund. No other Fund participated in the ReFlow liquidity program during the six month period ended April 30, 2026.
NOTE 7 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four series. Each series is divided into separate classes. During the six months ended April 30, 2026 and the year ended October 31, 2025, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Spectra Fund
Class A:
Shares sold	1,517,498	$51,731,767	2,963,745	$89,669,548
Shares converted from Class C	29,316	648,662	43,324	1,252,402
Dividends reinvested	3,112,956	102,198,362	2,623,308	77,098,456
Shares redeemed	(3,952,801)	(133,769,177)	(7,671,501)	(228,572,237)
Net increase (decrease)	706,969	$20,809,614	(2,041,124)	$(60,551,831)
Class C:
Shares sold	203,694	$5,234,609	487,675	$11,493,536
Shares converted to Class A	(37,795)	(648,662)	(55,335)	(1,252,402)
Dividends reinvested	580,197	14,446,896	574,507	13,201,473
Shares redeemed	(1,519,092)	(39,873,156)	(2,505,698)	(59,175,727)
Net decrease	(772,996)	$(20,840,313)	(1,498,851)	$(35,733,120)
Class I:
Shares sold	157,405	$5,422,055	290,419	$9,409,500
Dividends reinvested	251,435	8,430,629	258,239	7,742,015
Shares redeemed	(340,039)	(11,922,563)	(1,413,914)	(43,017,424)
Net increase (decrease)	68,801	$1,930,121	(865,256)	$(25,865,909)
Class Y:
Shares sold	3,208,364	$118,758,968	6,262,135	$209,226,180
Dividends reinvested	42,349	1,520,339	21,441	681,809
Redemptions in kind*	(2,853,433)	(106,127,466)	(4,831,779)	(162,510,153)
Shares redeemed	(489,790)	(18,052,359)	(1,213,481)	(38,112,001)
Net (decrease) increase	(92,510)	$(3,900,518)	238,316	$9,285,835
Class Z:
Shares sold	5,346,144	$195,265,524	7,009,323	$224,978,206
Dividends reinvested	3,820,119	136,454,658	3,257,440	103,195,710
Shares redeemed	(5,811,471)	(214,482,579)	(13,592,183)	(446,465,680)
Net increase (decrease)	3,354,792	$117,237,603	(3,325,420)	$(118,291,764)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Dynamic Opportunities Fund
Class A:
Shares sold	27,122	$594,104	122,039	$2,565,725
Dividends reinvested	1,421	30,799	—	—
Shares redeemed	(136,116)	(2,974,925)	(359,952)	(7,597,455)
Net decrease	(107,573)	$(2,350,022)	(237,913)	$(5,031,730)
Class C:
Shares sold	26,269	$509,097	51,444	$902,863
Dividends reinvested	—	—	—	—
Shares redeemed	(53,229)	(1,004,508)	(99,579)	(1,868,417)
Net decrease	(26,960)	$(495,411)	(48,135)	$(965,554)
Class Z:
Shares sold	1,187,070	$27,589,805	1,959,804	$43,978,285
Dividends reinvested	35,314	801,271	—	—
Shares redeemed	(1,250,525)	(28,538,418)	(1,800,121)	(39,675,984)
Net (decrease) increase	(28,141)	$(147,342)	159,683	$4,302,301

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Emerging Markets Fund
Class A:
Shares sold	28,957	$404,262	83,849	$961,917
Dividends reinvested	221	2,835	1,702	18,753
Shares redeemed	(32,246)	(439,730)	(65,181)	(728,582)
Net (decrease) increase	(3,068)	$(32,633)	20,370	$252,088
Class C:
Shares sold	6,141	$79,896	17,421	$189,157
Dividends reinvested	—	—	—	—
Shares redeemed	(14,243)	(184,182)	(29,305)	(300,581)
Net decrease	(8,102)	$(104,286)	(11,884)	$(111,424)
Class I:
Shares sold	5,556	$70,000	5,492	$58,148
Dividends reinvested	12	159	61	671
Shares redeemed	(1,108)	(13,984)	(13,394)	(145,016)
Net increase (decrease)	4,460	$56,175	(7,841)	$(86,197)
Class Z:
Shares sold	117,215	$1,716,825	146,356	$1,724,362
Dividends reinvested	3,348	43,962	6,953	78,222
Shares redeemed	(156,464)	(2,174,716)	(379,659)	(4,327,326)
Net decrease	(35,901)	$(413,929)	(226,350)	$(2,524,742)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2026		FOR THE YEAR ENDED October 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Responsible Investing Fund
Class A:
Shares sold	367,588	$7,122,617	332,136	$6,741,680
Dividends reinvested	223,663	4,406,151	110,965	2,081,708
Shares redeemed	(231,627)	(4,689,893)	(521,128)	(9,539,523)
Net increase (decrease)	359,624	$6,838,875	(78,027)	$(716,135)
Class C:
Shares sold	3,142	$51,343	9,060	$138,766
Dividends reinvested	8,777	137,103	5,395	82,711
Shares redeemed	(7,184)	(118,911)	(44,940)	(683,757)
Net increase (decrease)	4,735	$69,535	(30,485)	$(462,280)
Class I:
Shares sold	7,437	$150,979	25,845	$505,742
Dividends reinvested	22,083	433,698	12,236	228,820
Shares redeemed	(21,723)	(457,138)	(58,630)	(1,010,051)
Net increase (decrease)	7,797	$127,539	(20,549)	$(275,489)
Class Z:
Shares sold	1,511,569	$32,853,861	537,431	$11,058,515
Dividends reinvested	143,712	2,960,457	77,242	1,507,759
Redemptions in kind*	(210,058)	(4,438,878)	(163,852)	(3,354,876)
Shares redeemed	(363,985)	(7,681,400)	(797,384)	(15,132,997)
Net increase (decrease)	1,081,238	$23,694,040	(346,563)	$(5,921,599)

*	Certain shareholders of the Fund redeemed shares in-kind.
Redemptions In-Kind: A Fund may make payment for Fund shares redeemed wholly or in part by transferring portfolio securities to shareholders. For the six months ended April 30, 2026, the Alger Spectra Fund and Alger Responsible Investing Fund had redemptions in-kind with total proceeds in the amount of $106,127,466 and $4,438,878, respectively. The net realized gains on these redemptions in-kind amounted to $86,805,242 and $3,951,322, respectively, which are not considered taxable for federal income tax purposes. For the year ended October 31, 2025, the Alger Spectra Fund and Alger Responsible Investing Fund had redemptions in-kind with total proceeds in the amount of $162,510,153 and $3,354,876, respectively. The net realized gains on these redemptions in-kind amounted to $122,428,088 and $3,060,473, respectively, which are not considered taxable for federal income tax purposes. For the six months ended April 30, 2026, and for the year ended October 31, 2025, all redemptions in-kind were related to the Funds participation in the ReFlow liquidity program.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 8 — Income Tax Information:

At October 31, 2025, the Dynamic Opportunities Fund and the Alger Emerging Markets Fund, for federal income tax purposes, had capital loss carryforwards of $18,847,717 and $12,091,109, respectively. These amounts will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and these amounts may be applied against future net realized gains until its utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
NOTE 9 — Fair Value Measurements:

The following is a summary of the inputs used as of April 30, 2026 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Management has determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$488,292,743	$488,292,743	$—	$—
Consumer Discretionary	636,901,668	636,901,668	—	—
Energy	44,467,057	44,467,057	—	—
Financials	72,480,414	72,480,414	—	—
Health Care	343,584,443	343,584,443	—	—
Industrials	363,880,963	353,723,613	10,157,350	—
Information Technology	2,358,389,267	2,332,894,949	23,375,878	2,118,440
Materials	59,558,432	59,558,432	—	—
Utilities	120,745,549	120,745,549	—	—
TOTAL COMMON STOCKS	$4,488,300,536	$4,452,648,868	$33,533,228	$2,118,440
PREFERRED STOCKS
Industrials	33,360,764	—	—	33,360,764
Information Technology	107,215,745	—	—	107,215,745
TOTAL PREFERRED STOCKS	$140,576,509	$—	$—	$140,576,509
REAL ESTATE INVESTMENT TRUSTS
Real Estate	22,845,042	22,845,042	—	—
SPECIAL PURPOSE VEHICLES
Information Technology	78,644,298	—	—	78,644,298

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$4,285,760	$4,285,760	$—	$—
PURCHASED OPTIONS
Consumer Discretionary	393,700	393,700	—	—
TOTAL INVESTMENTS IN SECURITIES	$4,735,045,845	$4,480,173,370	$33,533,228	$221,339,247
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	(16,600,478)	(16,600,478)	—	—
Consumer Discretionary	(3,872,278)	(3,872,278)	—	—
Consumer Staples	(9,335,466)	(9,335,466)	—	—
Financials	(3,911,586)	(3,911,586)	—	—
Health Care	(4,290,098)	(4,290,098)	—	—
Industrials	(40,461,572)	(40,461,572)	—	—
Information Technology	(131,837,266)	(117,675,139)	(14,162,127)	—
Materials	(6,550,769)	(6,550,769)	—	—
TOTAL COMMON STOCKS	$(216,859,513)	$(202,697,386)	$(14,162,127)	$—
REAL ESTATE INVESTMENT TRUSTS
Real Estate	(8,767,887)	(8,767,887)	—	—
EXCHANGE TRADED FUNDS
Market Indices	(152,666,715)	(152,666,715)	—	—
Utilities	(11,806,200)	(11,806,200)	—	—
Information Technology	(13,261,324)	(13,261,324)	—	—
TOTAL EXCHANGE TRADED FUNDS	$(177,734,239)	$(177,734,239)	$—	$—
TOTAL SECURITIES SOLD SHORT	$(403,361,639)	$(389,199,512)	$(14,162,127)	$—

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$30,109,233	$30,109,233	$—	$—
Consumer Discretionary	16,485,879	16,485,879	—	—
Consumer Staples	1,651,632	1,651,632	—	—
Energy	3,691,210	3,691,210	—	—
Financials	6,629,051	6,629,051	—	—
Health Care	24,141,633	24,009,193	—	132,440
Industrials	27,890,095	26,998,596	891,499	—
Information Technology	82,445,470	81,926,420	—	519,050
Real Estate	2,371,515	2,371,515	—	—
Utilities	2,859,133	2,859,133	—	—
TOTAL COMMON STOCKS	$198,274,851	$196,731,862	$891,499	$651,490
PREFERRED STOCKS
Health Care	780,671	—	—	780,671
Industrials	1,226,582	—	—	1,226,582

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Information Technology	$4,933,755	$—	$—	$4,933,755
TOTAL PREFERRED STOCKS	$6,941,008	$—	$—	$6,941,008
REAL ESTATE INVESTMENT TRUSTS
Real Estate	3,324,734	3,324,734	—	—
RIGHTS
Health Care	— [1]	—	—	— [1]
SPECIAL PURPOSE VEHICLES
Information Technology	5,139,379	—	—	5,139,379
SHORT-TERM INVESTMENTS
Money Market Funds	1,586,005	1,586,005	—	—
U.S. Treasury Obligations	7,991,225	—	7,991,225	—
TOTAL SHORT-TERM INVESTMENTS	$9,577,230	$1,586,005	$7,991,225	$—
PURCHASED OPTIONS
Communication Services	243,000	243,000	—	—
Market Indices	398,700	398,700	—	—
TOTAL PURCHASED OPTIONS	$641,700	$641,700	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$223,898,902	$202,284,301	$8,882,724	$12,731,877
FINANCIAL DERIVATIVE INSTRUMENTS - ASSETS
Over the counter - Contracts for difference	2,293	—	2,293	—
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	(9,486,479)	(9,486,479)	—	—
Consumer Discretionary	(17,997,808)	(17,997,808)	—	—
Consumer Staples	(5,082,954)	(5,082,954)	—	—
Financials	(2,638,799)	(2,638,799)	—	—
Health Care	(10,475,732)	(10,475,732)	—	—
Industrials	(6,009,516)	(6,009,516)	—	—
Information Technology	(21,069,332)	(19,440,888)	(1,628,444)	—
Materials	(2,664,534)	(2,664,534)	—	—
Real Estate	(941,325)	(941,325)	—	—
TOTAL COMMON STOCKS	$(76,366,479)	$(74,738,035)	$(1,628,444)	$—
REAL ESTATE INVESTMENT TRUSTS
Real Estate	(2,557,790)	(2,557,790)	—	—
EXCHANGE TRADED FUNDS
Market Indices	(6,395,068)	(6,395,068)	—	—
TOTAL SECURITIES SOLD SHORT	$(85,319,337)	$(83,690,893)	$(1,628,444)	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
FINANCIAL DERIVATIVE INSTRUMENTS - LIABILITIES
Over the counter - Contracts for difference	$(603,428)	$—	$(603,428)	$—

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,183,854	$—	$1,183,854	$—
Consumer Discretionary	2,018,382	834,430	1,183,952	—
Consumer Staples	1,162,897	1,162,897	—	—
Financials	3,941,651	1,312,025	2,629,626	—
Health Care	342,628	—	342,628	—
Industrials	5,599,221	1,012,126	4,587,095	—
Information Technology	6,448,318	459,034	5,989,284	—
Real Estate	253,548	—	253,548	—
TOTAL COMMON STOCKS	$20,950,499	$4,780,512	$16,169,987	$—
SHORT-TERM INVESTMENTS
Money Market Funds	816,558	816,558	—	—
TOTAL INVESTMENTS IN SECURITIES	$21,767,057	$5,597,070	$16,169,987	$—

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$12,246,585	$12,246,585	$—	$—
Consumer Discretionary	14,207,776	14,207,776	—	—
Consumer Staples	846,797	846,797	—	—
Financials	8,153,238	8,153,238	—	—
Health Care	6,075,981	6,075,981	—	—
Industrials	9,426,095	9,426,095	—	—
Information Technology	63,622,194	63,622,194	—	—
Materials	515,206	515,206	—	—
Utilities	1,800,258	1,800,258	—	—
TOTAL COMMON STOCKS	$116,894,130	$116,894,130	$—	$—
PREFERRED STOCKS
Information Technology	641,299	—	—	641,299
REAL ESTATE INVESTMENT TRUSTS
Real Estate	2,001,435	2,001,435	—	—
SPECIAL PURPOSE VEHICLES
Information Technology	749,926	—	—	749,926
SHORT-TERM INVESTMENTS
Money Market Funds	27,178,217	27,178,217	—	—
TOTAL INVESTMENTS IN SECURITIES	$147,465,007	$146,073,782	$—	$1,391,225

[1]	Alger Dynamic Opportunities Fund's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of April 30, 2026.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	2,118,440
Sales/Distributions	—
Closing balance at April 30, 2026	2,118,440
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2025	$68,543,421
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	28,556,881
Purchases and Sales/Distributions
Purchases	43,476,207
Sales/Distributions	—
Closing balance at April 30, 2026	140,576,509
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$28,556,881

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	14,407,312
Purchases and Sales/Distributions
Purchases	64,236,986
Sales/Distributions	—
Closing balance at April 30, 2026	78,644,298
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$14,407,312

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2025	$125,469
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	6,971
Purchases and Sales/Distributions
Purchases	519,050
Sales/Distributions	—
Closing balance at April 30, 2026	651,490
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$6,971

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2025	$2,758,152
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	2,151,842
Purchases and Sales/Distributions
Purchases	2,031,014
Sales/Distributions	—
Closing balance at April 30, 2026	6,941,008
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$2,151,842

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2025	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,116,494
Purchases and Sales/Distributions
Purchases	4,022,885
Sales/Distributions	—
Closing balance at April 30, 2026	5,139,379
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$1,116,494

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Responsible Investing Fund	Preferred Stocks
Opening balance at November 1, 2025	$391,800
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	37,079
Purchases and Sales/Distributions
Purchases	212,420
Sales/Distributions	—
Closing balance at April 30, 2026	641,299
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$37,079

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Responsible Investing Fund	Special Purpose Vehicles
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	425,721
Purchases and Sales/Distributions
Purchases	324,205
Sales/Distributions	—
Closing balance at April 30, 2026	749,926
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2026**	$425,721

*	Includes securities that have been fair valued at zero.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statement of Operations.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of April 30, 2026. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements at April 30, 2026.

	Fair Value April 30, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Spectra Fund
Common Stocks	$2,118,440	Market Approach	Transaction Price (b)	0%	N/A (a)
Preferred Stocks	55,957,369	Market Approach	Revenue Multiple	24.0x	24.0x
	10,046,418	Market Approach	Transaction Price (b)	0%	N/A (a)
	74,572,722	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 80.00%-90.00% 4.02%	0% 5 years 85.53% 4.02%
Special Purpose Vehicles	39,704,207	Market Approach	Transaction Price (c)	0%	N/A (a)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value April 30, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
	$38,940,091	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.02%	N/A (a) N/A (a) N/A (a) N/A (a)
Alger Dynamic Opportunities Fund
Common Stocks	519,050	Market Approach	Transaction Price (b)	0%	N/A (a)
	132,440	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1 year 80.00% 3.72%	N/A (a) N/A (a) N/A (a) N/A (a)
Preferred Stocks	801,843	Market Approach	Transaction Price (b)	0%	N/A (a)
	6,139,165	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 1-5 years 80.00%-90.00% 3.72%-4.02%	0% 4.49 years 86.73% 3.98%
Rights	—*	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A (a) N/A (a)
Special Purpose Vehicles	1,617,095	Market Approach	Transaction Price (c)	0%	N/A (a)
	3,522,284	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.02%	0% N/A (a) N/A (a) N/A (a)
Alger Responsible Investing Fund
Preferred Stocks	641,299	Market Approach	Revenue Multiple	24.0x	24.0x
Special Purpose Vehicles	749,926	Market Approach Option Pricing Method	Transaction Price Term Volatility Risk-Free Rate	0% 5 years 90.00% 4.02%	0% N/A (a) N/A (a) N/A (a)

*	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of April 30, 2026.
(a)	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
(b)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of March 31, 2026.

(c)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of March 2, 2026 and April 1, 2026.

The significant unobservable inputs used in the fair value measurement of each Fund's securities include revenue multiples, bookings multiples, EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue, bookings, and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenue, bookings, and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements. For the six months ended April 30, 2026, Alger Management updated the valuation methodology used to value Impulse Dynamics PLC, Series A, Impulse Dynamics PLC, Series F-3, and SB Technology Inc., Series E to include the option pricing method which considers a wide range of exit values to calculate the valuation of these investments. There were no other changes in valuation methodology for any other Level 3 investments.
NOTE 10 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the six months ended April 30, 2026, options were used in accordance with these objectives.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.  The purchased options are included in investments in unaffiliated securities on the Statements of Assets and Liabilities, and are exchange traded and not subject to offsetting.
For the six months ended April 30, 2026, Alger Spectra Fund had option purchases of $418,557 and option sales of $0. The average notional volume of contracts for purchased options and written options for the six months ended April 30, 2026 was $1,173,837 and $0, respectively. Options were held during one month of the period. For the six months ended April 30, 2026, Alger Dynamic Opportunities Fund had option purchases of $1,951,879 and option sales of $681,529. The average notional volume of contracts for purchased options and written options for the six months ended April 30, 2026 was $47,027,357 and $0, respectively. Options were held during six months of the period.
The effect of options on the accompanying Statements of Operations for the six months ended April 30, 2026, is as follows:

NET REALIZED GAIN/(LOSS) ON OPTIONS
Alger Dynamic Opportunities Fund

Purchased Options(a)	$(2,034,051)
Total	$(2,034,051)

NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON OPTIONS
Alger Spectra Fund
Purchased Options(a)	$(24,857)
Total	$(24,857)
Alger Dynamic Opportunities Fund
Purchased Options(a)	$452,453
Total	$452,453

(a)	Equity priced contracts
Contracts for Difference — The Funds may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, a basket of stocks, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from a decrease in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be made at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

	ASSET DERIVATIVES April 30, 2026	LIABILITY DERIVATIVES April 30, 2026
Alger Dynamic Opportunities Fund
	Assets Fair Value	Liabilities Fair Value
OTC CFDs(a)	$2,293	$(603,428)
Total	$2,293	$(603,428)
(a) Equity priced contracts
For the six months ended April 30, 2026, the average monthly notional amount of OTC CFDs for Alger Dynamic Opportunities Fund was $3,542,376. OTC CFDs were held during six-months of the period. The effect of OTC CFDs on the accompanying Statements of Operations for the April 30, 2026 was as follows:

NET REALIZED GAIN/(LOSS) ON CFDs
Alger Dynamic Opportunities Fund
OTC CFDs[1]	$(1,555,519)
Total	$(1,555,519)

NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON CFDs
Alger Dynamic Opportunities Fund
OTC CFDs[1]	$(358,862)
Total	$(358,862)

1	Equity priced contracts

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Disclosure about Offsetting Assets and Liabilities — In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, the Investment Manager may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement may give a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between a Fund and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of a Fund’s credit risk to such counterparty equal to any amounts payable by a Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.
Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be included in the Statements of Assets and Liabilities as Cash collateral held for short sales and derivatives. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, as a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at April 30, 2026 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy.
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of April 30, 2026:

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund
	Assets	Liabilities
	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
OTC CFDs	$2,293	$(603,428)
Total	$2,293	$(603,428)
The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of April 30, 2026:

Alger Dynamic Opportunities Fund

Counterparty	Gross Amounts of Recognized Assets and Liabilities Presented in the Statements of Assets and Liabilities(a)	Financial Instruments Available for Offset	Collateral (Received) Pledged(b)	Net Amount(c) (Not Less than $0)
Goldman Sachs & Co.	$(603,428)	$—	$603,428	$—
BNP Paribas	$2,293	$—	$(2,293) (d)	$—
Total	$(601,135)	$—	$601,135	$—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
(d)	All or a portion of this balance includes securities as collateral pledged.
NOTE 11 — Principal Risks:

Alger Spectra Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Private placements are offerings of a company’s securities not registered with

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the SEC and not offered to the public, for which limited information may be available. Such investments are generally considered to be illiquid. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Short sales could increase market exposure, magnifying losses and increasing volatility. Leverage increases volatility in both up and down markets and its costs may exceed the returns of borrowed securities. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. The Fund is classified as diversified within the meaning of the 1940 Act, as amended. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
Alger Dynamic Opportunities Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Options and short sales could increase market exposure, magnifying losses and increasing volatility. Assets may be invested in Financial Derivatives Instruments (FDIs) such as CFDs or options, which involve risks including possible counterparty default, illiquidity, and the risk of losses greater than if they had not been used. Issuers of convertible securities may be more sensitive to economic changes. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Leverage increases volatility in both up and down markets and its costs may exceed the returns of borrowed securities. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment.  At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Emerging Markets Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested,

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities, Frontier Markets, and Emerging Markets involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. The Fund is classified as diversified within the meaning of the 1940 Act, as amended. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.
Alger Responsible Investing Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. The environmental, social and governance investment criteria may limit the number of investment opportunities available, and as a result, returns may be lower than vehicles not subject to such considerations. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments.  At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. The Fund is classified as diversified within the meaning of the 1940 Act, as amended. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Fund’s investment.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 12 — Affiliated Securities:

During the six months ended April 30, 2026, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the six months ended April 30, 2026 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at April 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2026
Alger Spectra Fund
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	$—	$—	$(536,245)	$39,704,207
Crosslink Ventures C, LLC, Cl. A2	—	—	—	—	—	—	4,271,809	—
Crosslink Ventures C, LLC, Cl. B2	—	—	—	—	—	—	2,641,896	—
Total	—	—	—	—	$—	$—	$6,377,460	$39,704,207

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at April 30, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2026
Alger Dynamic Opportunities Fund
Special Purpose Vehicles
2026 VDC LP1	—	—	—	—	$—	$—	$(21,840)	$1,617,095
Crosslink Ventures C, LLC, Cl. A2	—	—	—	—	—	—	537,609	—
Crosslink Ventures C, LLC, Cl. B2	—	—	—	—	—	—	317,605	—
Total	—	—	—	—	$—	$—	$833,374	$1,617,095
1The Alger Fund Complex and other entities managed by Alger Management owned greater than 25% of 2026 VDC LP.
2 Crosslink Ventures C, LLC liquidated and distributed shares of Chime Financial, Inc. Class A during the period, and is no longer deemed an affiliate of the Fund. Prior to the distribution of shares, the Alger Fund Complex and other entities managed by Alger Management fully owned Crosslink Ventures C, LLC, Class A and Crosslink Ventures C, LLC, Class B.
NOTE 13 — Subsequent Events:

Alger Management has evaluated events that have occurred subsequent to April 30, 2026, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

THE ALGER FUNDS II
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.
The Funds file their complete schedules of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Funds' Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Funds make publicly available their month-end top 10 holdings with a 10 day lag and their month-end full portfolio with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. These agreements must be approved by the Trust's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such

THE ALGER FUNDS II
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Funds and its shareholders.
In addition to material the Funds routinely provide to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 992-3863 to obtain such information.

THE ALGER FUNDS II

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Sub-Advisers

Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110Redwood Investments, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger Funds II. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

AFIISAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	June 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	June 18, 2026

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	June 18, 2026